[LOGO]    NATIONWIDE
          ADVISORY
          SERVICES, INC.


[PHOTO]

                                     ANNUAL
                                     REPORT

                                OCTOBER 31, 1996





                                    NATIONWIDE(R) FAMILY OF FUNDS
                                    -----------------------------
                                    NATIONWIDE(R) GROWTH FUND
                                    NATIONWIDE(R) FUND
                                    NATIONWIDE(R) BOND FUND
                                    NATIONWIDE(R) TAX-FREE INCOME FUND
                                    NATIONWIDE(R) U.S. GOVERNMENT INCOME FUND
                                    NATIONWIDE(R) MONEY MARKET FUND

                                    CONTENTS


CHAIRMAN'S LETTER .......................................................3

NATIONWIDE(R) GROWTH FUND .............................................4-6

NATIONWIDE(R) FUND ....................................................7-9

NATIONWIDE(R) BOND FUND .............................................10-11

NATIONWIDE(R) TAX-FREE INCOME FUND ..................................12-15

NATIONWIDE(R) U.S. GOVERNMENT INCOME FUND ...........................16-17

NATIONWIDE(R) MONEY MARKET FUND .....................................18-20

FINANCIAL STATEMENTS ................................................21-24

FINANCIAL HIGHLIGHTS ................................................25-27

NOTES TO FINANCIAL STATEMENTS........................................28-29

INDEPENDENT AUDITORS' REPORT............................................30

NATIONWIDE(R) FAMILY OF FUNDS TRUSTEES AND OFFICERS.....................31

This report is for the information of shareholders of the Nationwide Family of Funds. It may be used as sales literature only when preceded or accompanied by a current prospectus which gives further details about the funds.

Nationwide(R) and [NATIONWIWIDE GRAPHIC] are registered Federal Service marks of Nationwide Mutual Insurance Company.
                                       2

                              TO OUR SHAREHOLDERS



[PHOTO]
        MESSAGE TO SHAREHOLDERS:

     The year 1996 will be remembered as an exciting one for investors and for our shareholders.

     The Dow Jones Industrial Average (DJIA) broke through the 6000 mark in October and continued to reach more all-time highs before closing on October 31 at 6029, an 18% increase for the year.

     A combination of low inflation, high employment and strong levels of consumer confidence have produced significant gains in the equity markets. While no one can predict the market with certainty, corporate earnings forecasts for 1997 are generally weaker than in years past, causing some to speculate that the great earnings boom that has helped propel the market and buoy the economy for more than four years may be over. Realistic expectations and a long-term investment horizon are essential for fund investors.

     Economic growth slowed to 2.2% in the third quarter and wages rose at a slower pace than earlier in the year. On the positive side, 220,000 new jobs were added in October and American financial markets continue to perform well. The U.S. is still a sought after investment area and many domestic companies have successfully made the transition from a local to a global competitor.

     Overall, economic fundamentals are good, despite being somewhat weaker than in the past year. A period of slow growth is predicted for early in 1997, followed by an anticipated phase of expansion in the second half of the year.

     For the year ended October 31, 1996, the Nationwide(R) Growth Fund gained 12.36% and the Nationwide(R) Fund increased 26.11%. Total return of the S&P 500 for the same period was 24.10%.

     Returns on long-term taxable bonds also were strong. For the year ended October 31, 1996, the Nationwide(R) Bond Fund returned 5.05% as compared to 4.39% for its benchmark index, the Lehman Brothers Long-Term Government/Corporate Bond Index. For the year ended October 31, 1996, the Nationwide(R) U.S. Government Income Fund returned 5.28% compared to 5.67% for its benchmark index, the Lehman Brothers Intermediate Government Bond Index.

     For the year ended October 31, 1996, the Nationwide(R) Tax-Free Income Fund total return was 5.31%, compared to 5.70% for its benchmark index, the Lehman Brothers Municipal Bond Index.

     The Nationwide(R) Money Market Fund continues to post consistent yields. Total return for the Fund was 5.05% for the year ended October 31, 1996, with a 30-day effective yield of 4.98% as of that date. This compares favorably to the Consumer Price Index total return of 2.99%.

     On pages 4 through 18 of this report, you can read the comments of your funds' portfolio managers which describe in detail important factors which explain each fund's performance and unique characteristics.

     You may have noticed that your investment advisor has changed its name to Nationwide Advisory Services, Inc. While the name is new, the belief in providing high-quality shareholder services remains unchanged. You're welcome to call 1-800-848-0920 with any suggestions or comments you might have.

     Thank you for giving Nationwide Advisory Services, Inc. the opportunity to meet your investment needs.

D. RICHARD MCFERSON, CHAIRMAN
DECEMBER 1996

NATIONWIDE(R) FAMILY OF FUNDS
                           NATIONWIDE(R) GROWTH FUND



                   MANAGEMENT DISCUSSION OF FUND PERFORMANCE

For the year ended October 31, 1996, the Nationwide Growth Fund provided a total return of 12.36% as compared to a 24.10% total return for the S&P 500 Index.

Performance for the second half of the fiscal year has continued to suffer from the results of the long-distance telephone carriers, especially AT&T. While I continue to like the telecommunications industry long term, fears of competition plus AT&T's loss of share in residential markets has hurt current results. The Fund has had mixed results from its technology holdings, with some holdings, such as Intel and EMC Corp., performing very well, and others, such as Motorola and Applied Materials, lagging badly. Home healthcare issues, such as Apria and Olsten (included in Business Services), have also been weak. Again, the weakness seems to relate to short-term issues, and has not changed the fundamental long-term attractiveness of these companies. Financial stocks, which we had added to earlier this year, have performed well.

During the last several months the Fund's exposure to technology has been reduced. In some cases, such as sales of Intel and Cisco, this was due to overvaluation, as the stocks recovered strongly from weakness they had suffered in June and July. In other cases, fundamentals had changed for the worse. New names that were added to the Fund included Genuine Parts, First Data and Monsanto.

The Growth Fund's strategy is based on finding undervalued growth. Over the past year, with high valuations accorded to quality, recognized growth, this has meant buying and holding situations with good long-term potential but that also have temporary problems, or perceptions of problems, that keep valuations reasonable. This strategy has NOT been in favor in the stock market. Since early 1995, stocks with high valuations have performed well by going to even higher valuations. As a result, the Fund has had poor relative performance during this time. Buying stocks with high valuations has been repeatedly and overwhelmingly shown to be a poor long-term strategy, and I do not believe the current period will ultimately prove to be different.

JOHN M. SCHAFFNER, MBA, CFA, PORTFOLIO MANAGER


FUND VALUE                $655,615,705


                             PORTFOLIO COMPOSITION

COMMON STOCK.......................................90.3%
U.S. GOVERNMENT AND AGENCY OBLIGATIONS AND
OTHER ASSETS LESS LIABILITIES.......................9.7%


                               TOP FIVE HOLDINGS

                                             VALUE          %
--------------------------------------------------------------
Federal Nat'l Mortgage Assoc. Notes       $44,196,827     6.7%
Archer-Daniels-Midland Co.                 24,670,394     3.8%
Equitable Companies                        23,241,500     3.5%
Grand Metropolitan PLC                     22,642,800     3.5%
Allstate Corp.                             22,450,000     3.4%


                                FUND PERFORMANCE


               S&P 500          Growth             CPI
1987
1988
1989
1990
1991
1992
1993
1994
1995
1996           $39,407          $29,874          $14,365

Comparative performance of $10,000 invested in the Nationwide(R) Growth Fund, the S&P 500* and the Consumer Price Index (CPI)** over a 10-year period ended 10/31/96.
  * The S&P 500 is a broad, unmanaged index of equity securities, and unlike the Growth Fund returns, does not reflect any fees or expenses.
 ** The Consumer Price Index is a broad index reflecting price changes in a market basket of consumer goods and, unlike the Growth Fund, does not reflect any fees or expenses.


                           AVERAGE ANNUAL TOTAL RETURN
                           FOR PERIODS ENDED 10/31/96

                        1 YEAR    5 YEAR     10 YEAR

Without sales charge....12.36%....12.30%......12.07%
With sales charge........7.30%....11.27%......11.55%

The without sales charge returns do not reflect the effects of sales charges. The with sales charge assumes a 4.5% sales charge was paid which has the most dramatic effect on the one-year performance figures.

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results.

                                 FUND HIGHLIGHTS

The Nationwide(R) Growth Fund invests primarily in the common stock of companies in industries with favorable economic trends and new technology. Historically, these companies, which generally are smaller, pay smaller dividends, but show greater-than-average growth potential.

The Nationwide(R) Growth Fund is for investors more interested in long-term growth of capital to meet their future financial needs than in current income. The rise in market performance over the past few years underscores the importance of remaining fully invested for a long period of time.

                            STATEMENT OF INVESTMENTS
                           NATIONWIDE(R) GROWTH FUND
                                                              OCTOBER 31, 1996



--------------------------------------------------------------------------------
SHARES        SECURITY                                 VALUE
--------------------------------------------------------------------------------
           COMMON STOCKS (90.3%)
           ---------------------
           AIRLINES (0.5%)
           ---------------
   199,000  Skywest, Inc.......................... $  2,985,000
                                                   ------------
           AUTO INDUSTRY (1.3%)
           --------------------
   200,000  Genuine Parts Co......................    8,750,000
                                                   ------------
           BUSINESS SERVICES (3.2%)
           ------------------------
   157,200  Insurance Auto Auctions, Inc.*........    1,591,650
   300,000  Manpower, Inc.........................    8,512,500
   531,150  Olsten Corp. .........................   10,623,000
                                                   ------------
                                                     20,727,150
                                                   ------------
           CABLE (2.1%)
           ------------
   600,000  Comcast Corp..........................    8,625,000
   325,000  U.S. West Media Group*................    5,078,125
                                                   ------------
                                                     13,703,125
                                                   ------------
           CHEMICALS (2.8%)
           ----------------
   100,000  FMC Corp.*............................    7,362,500
   100,000  Monsanto Co...........................    3,962,500
   122,000  Sigma-Aldrich Corp....................    7,167,500
                                                   ------------
                                                     18,492,500
                                                   ------------
           CHEMICALS - SPECIALTY (1.0%)
           ----------------------------
   116,800  Loctite Corp..........................    6,847,400
                                                   ------------
           COMPUTER EQUIPMENT (7.0%)
           -------------------------
   180,000  American Power Conversion Corp.*......    3,847,500
   286,300  EMC Corp.*............................    7,515,375
   325,000  Hewlett-Packard Co....................   14,340,625
   120,000  International Business Machines Corp..   15,480,000
    97,225  Lucent Technologies, Inc. ............    4,569,575
                                                   ------------
                                                     45,753,075
                                                   ------------
           COMPUTER SOFTWARE & SERVICES (2.2%)
           -----------------------------------
   200,000  Automatic Data Processing, Inc........    8,325,000
    75,000  Electronic Data Systems...............    3,375,000
    30,000  First Data Corp.......................    2,392,500
    29,000  Informix Corp.*.......................      643,438
                                                   ------------
                                                     14,735,938
                                                   ------------
           CONGLOMERATES (1.5%)
           --------------------
   160,000  Honeywell, Inc........................    9,940,000
                                                   ------------
           CONSUMER PRODUCTS (1.3%)
           ------------------------
   300,000  Newell Co.............................    8,512,500
                                                   ------------
           CONTRACT MANUFACTURING (0.1%)
           -----------------------------
    63,900  Electronic Fab Technology Corp.*......      199,688
                                                   ------------
           DISTRIBUTION (1.6%)
           -------------------
   328,125  Bergen Brunswig Corp., Class A........   10,294,922
                                                   ------------
           DRUGS (7.4%)
           ------------
   419,200  Allergan, Inc.........................   12,785,600
   200,000  Glaxo Wellcome, PLC ..................    6,300,000
   160,000  Schering-Plough Corp..................   10,240,000
   300,000  Warner-Lambert Co.....................   19,087,500
                                                   ------------
                                                     48,413,100
                                                   ------------
           ELECTRONICS (4.2%)
           ------------------
   200,000  Applied Materials, Inc.*..............    5,287,500
   117,187  Molex, Inc............................    4,218,732
   190,858  Molex, Inc., Class A..................    6,179,028
   200,000  Motorola, Inc.........................    9,200,000
   189,000  Woodhead Industries, Inc..............    2,598,750
                                                   ------------
                                                     27,484,010
                                                   ------------
           FINANCIAL (17.3%)
           -----------------
   400,000  Allstate Corp.........................   22,450,000
    67,500  American International Group, Inc.....    7,332,187
   607,752  Bear Stearns Companies, Inc...........   14,358,141
   229,400  Chubb Corp............................   11,470,000
   989,000  Equitable Cos.........................   23,241,500
   486,202  Gainsco, Inc..........................    4,679,694
   250,000  Merrill Lynch & Co., Inc..............   17,562,500
   100,000  Morgan Stanley Group, Inc.............    5,025,000
   200,000  Silicon Valley Bancshares*............    5,225,000
   100,000  Standard Financial, Inc...............    1,781,250
                                                   ------------
                                                    113,125,272
                                                   ------------
--------------------------------------------------------------------------------
SHARES        SECURITY                                 VALUE
--------------------------------------------------------------------------------
           FOOD & BEVERAGE (4.3%)
           ----------------------
 3,000,000  Grand Metropolitan, PLC............... $ 22,642,800
   150,000  Seagram Co. Ltd.......................    5,681,250
                                                   ------------
                                                     28,324,050
                                                   ------------
           FOOD-GRAIN & AGRICULTURE (3.7%)
           -------------------------------
 1,134,271  Archer-Daniels-Midland Co.............   24,670,394
                                                   ------------
           HEALTHCARE - GENERAL (1.2%)
           ---------------------------
   415,000  Apria Healthcare Group, Inc.*.........    7,936,875
                                                   ------------
           HEALTHCARE SERVICES (3.3%)
           --------------------------
   600,000  Columbia/HCA Healthcare Corp..........   21,450,000
                                                   ------------
           MACHINERY & CAPITAL GOODS (5.0%)
           --------------------------------
   139,650  Duriron Company, Inc..................    3,735,637
    60,000  Emerson Electric Co...................    5,340,000
   150,000  Lindsay Manufacturing Co..............    6,450,000
    60,000  Nordson Corp..........................    3,300,000
   492,600  Zebra Technologies Corp.*.............   14,223,825
                                                   ------------
                                                     33,049,462
                                                   ------------
           MEDICAL PRODUCTS (0.5%)
           -----------------------
   200,000  Biomet, Inc...........................    3,225,000
                                                   ------------
           OIL & GAS (5.3%)
           ----------------
   150,000  Amoco Corp............................   11,362,500
    50,000  Exxon Corp............................    4,431,250
    80,000  Mobil Corp............................    9,340,000
    60,000  Royal Dutch Petroleum Co..............    9,922,500
                                                   ------------
                                                     35,056,250
                                                   ------------
           PAPER AND FOREST PRODUCTS (0.2%)
           --------------------------------
    80,000  Glatfelter (P.H.) Co..................    1,520,000
                                                   ------------
           PRINTING & PUBLISHING (2.1%)
           ----------------------------
   101,800  Dun & Bradstreet Corp.................    5,891,675
   100,000  Merrill Corp..........................    2,225,000
   160,000  Reader's Digest Assoc. Inc., Class B..    5,540,000
                                                   ------------
                                                     13,656,675
                                                   ------------
           RESTAURANTS (1.3%)
           ------------------
   200,000  Bob Evans Farms, Inc..................    2,500,000
   300,000  Wendy's International, Inc............    6,187,500
                                                   ------------
                                                      8,687,500
                                                   ------------
           RETAIL (2.3%)
           -------------
   300,000  CUC, International*...................    7,350,000
   200,000  Franklin Quest Co.*...................    4,050,000
   145,000  Smart & Final, Inc....................    3,407,500
                                                   ------------
                                                     14,807,500
                                                   ------------
           TELECOMMUNICATIONS (7.6%)
           -------------------------
   400,000  360 Communications Co.* ..............    9,050,000
   300,000  AT & T Corp...........................   10,462,500
   744,000  MCI Communications Corp...............   18,693,000
   300,000  Sprint Corp...........................   11,775,000
                                                   ------------
                                                     49,980,500
                                                   ------------
            Total common stocks
            (cost $433,662,411)...................  592,327,886
                                                   ------------

                          NATIONWIDE(R) GROWTH FUND

                                                OCTOBER 31, 1996

----------------------------------------------------------------
PRINCIPAL SECURITY                                   VALUE
----------------------------------------------------------------

           U.S. GOVERNMENT OBLIGATIONS (1.0%)
           ----------------------------------
$6,910,000  U.S. Treasury Bills
            5.06% through 5.30%, due 11/14/96 through
            03/06/97(cost $6,808,879)............. $  6,812,907
                                                   ------------
           U.S. AGENCY-FULL FAITH & CREDIT (8.2%)
           --------------------------------------
 9,585,000  Federal Home Loan Mortgage Corp. Notes
            5.21% through 5.35%, due 12/10/96 through
            04/01/97(cost $9,439,014).............    9,440,508
44,845,000  Federal National Mortgage Association Notes
            5.21% through 5.50%, due 11/04/96 through
            04/15/97(cost $44,178,539)............   44,196,827
                                                   ------------
            Total U.S. agency-full faith & credit
            (cost $53,617,553)....................   53,637,335
                                                   ------------
            Total investments
            (cost $494,088,843)................... $652,778,128
                                                   ============

The abbreviation in the above statement stands for the following:
    PLC Public Limited Company

* Denotes non-income producing securities.

Cost also represents cost for federal income tax purposes.

Portfolio holding percentages represent market value as a percentage of net assets.




See accompanying notes to financial statements.



[PHOTO]

Courtney Demick -- Growth Fund

NATIONWIDE(R) FAMILY OF FUNDS
                               NATIONWIDE(R) FUND


                   MANAGEMENT DISCUSSION OF FUND PERFORMANCE

The total return for the Nationwide Fund for the year ended October 31, 1996, was 26.11%, assuming all distributions were reinvested, while the S&P 500 returned 24.10%.

The Fund benefited from the strong performance of several of the larger holdings. Warner-Lambert, the Fund's largest holding, appreciated considerably. The market is beginning to recognize the strength of Warner-Lambert's new product profile. Several new drugs should enter the market in the next two years causing an acceleration in the company's growth rate. Corporate restructuring and a change in management provided the catalyst for Raychem's strong performance. I have observed for several years that Raychem's shares were undervalued due to losses in a telecommunications subsidiary. Following a change in management, investment has been focused in the core business. Losses in the subsidiary are no longer a drag on the strong performance of Raychem's core operations.

The poorer-performing stocks for the last 12 months were generally cyclical stocks whose fortunes are tied to a strong economy. Bowater and Georgia Gulf are examples of cyclical companies whose shares performed poorly due to weak commodity prices. These are well-managed companies but their fortunes are tied to the prices of various commodities. Strong management cannot compensate for a fundamentally poor business environment.

In the nearly 12 years I have managed the Nationwide Fund, I have maintained holdings in the tobacco industry due to attractive secular fundamentals. These have proven to be rewarding investments. However, the legal risks to the industry have been mounting in the past few years to the point I felt the risks outweighed the potential returns. I anticipate continuing a cautious investment posture toward the tobacco stocks until the risk is further discounted in the stock prices or the product liability risks are better defined.

Two of the Nationwide Fund's holdings are involved in financial restructurings. Corning and Dun & Bradstreet are both splitting into three companies focused on serving specific end markets. Historically, this breaking down of a conglomerate into its component parts has proved rewarding for investors. The ability of management to concentrate on its core market combined with a simpler financial structure should allow these newly independent subsidiaries to perform better than if the companies had maintained their former conglomerate structure.

CHARLES BATH, MBA, CFA, CPA, PORTFOLIO MANAGER

VALUE FUND              $958,589,770

                              PORTFOLIO COMPOSITION

COMMON STOCK.......................................99.0%
DEBT OBLIGATIONS AND OTHER ASSETS LESS LIABILITIES..1.0%

                                TOP FIVE HOLDINGS
                                            VALUE           %
--------------------------------------------------------------
Warner-Lambert Company                    $60,227,425     6.3%
Schering-Plough Corp.                      51,974,400     5.4%
Texaco Inc.                                48,444,638     5.1%
Avon Products Inc.                         37,649,500     3.9%
Raychem Corp.                              35,060,547     3.7%


                                FUND PERFORMANCE

               S&P 500           Fund             CPI
1987
1988
1989
1990
1991
1992
1993
1994
1995
1996           $39,407          $33,139          $14,365

Comparative performance of $10,000 invested in the Nationwide(R) Fund, the S&P 500* and the Consumer Price Index (CPI)** over a 10-year period ended 10/31/96.
  * The S&P 500 is a broad, unmanaged index of equity securities, and unlike Fund returns, does not reflect any fees or expenses.
 ** The Consumer Price Index is a broad index reflecting price changes in a market basket of consumer goods and, unlike the Fund, does not reflect any fees or expenses.

                          AVERAGE ANNUAL TOTAL RETURN
                           FOR PERIODS ENDED 10/31/96

                                1 YEAR      5 YEAR     10 YEAR
Without sales charge............26.11%......12.72%......13.23%
With sales charge...............20.43%......11.68%......12.72%

The without sales charge returns do not reflect the effects of sales charges. The with sales charge assumes a 4.5% sales charge was paid which has the most dramatic effect on the one-year performance figures.

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results.

                                 FUND HIGHLIGHTS

Our flagship fund, Nationwide(R) Fund, was started in 1933 and is one of the oldest mutual funds in the country. Its portfoliO emphasizes blue-chip, industry-leading stocks generally held for the long term.

The Nationwide(R) Fund emphasizes a "buy-and-hold" strategy maintaining a relatively low turnover ratio which translates into less expense for the shareholder.

                           STATEMENT OF INVESTMENTS
                              NATIONWIDE(R) FUND

                                                OCTOBER 31, 1996

---------------------------------------------------------------
SHARES        SECURITY                                 VALUE
---------------------------------------------------------------
           COMMON STOCKS (99.0%)
           ---------------------
           AUTO & AUTO PARTS (6.0%)
           ------------------------
   929,800  Chrysler Corp......................... $ 31,264,525
   832,900  Ford Motor Co.........................   26,028,125
                                                   ------------
                                                     57,292,650
                                                   ------------
           BUILDING (4.1%)
           ---------------
   440,000  Martin Marietta Materials Inc ........   10,450,000
   337,500  Masco Corp............................   10,589,063
   302,200  Vulcan Materials Co...................   18,358,650
                                                   ------------
                                                     39,397,713
                                                   ------------
           CHEMICALS (11.9%)
           -----------------
   512,300  Georgia Gulf Corp.....................   13,832,100
   283,100  IMC Global, Inc.......................   10,616,250
   493,900  Millipore Corp........................   17,286,500
   593,700  Morton International, Inc.............   23,376,938
   223,600  OM Group, Inc.........................    9,167,600
   185,200  Pall Corp.............................    4,745,750
   448,775  Raychem Corp..........................   35,060,547
                                                   ------------
                                                    114,085,685
                                                   ------------
           COMPUTER EQUIPMENT (2.7%)
           -------------------------
   200,000  International Business Machines Corp..   25,800,000
                                                   ------------
           CONGLOMERATES (2.0%)
           --------------------
   500,000  Corning, Inc..........................   19,375,000
                                                   ------------
           DRUGS (14.9%)
           -------------
   309,000  Allergan Inc..........................    9,424,500
   149,000  American Home Products Corp...........    9,126,250
   151,200  Pfizer, Inc...........................   12,511,800
   812,100  Schering-Plough Corp..................   51,974,400
   946,600  Warner-Lambert Co.....................   60,227,425
                                                   ------------
                                                    143,264,375
                                                   ------------
           ELECTRICAL EQUIPMENT (1.2%)
           ---------------------------
   303,400  Black & Decker Corp...................   11,339,575
                                                   ------------
           ENTERTAINMENT (1.7%)
           --------------------
   246,265  Disney, (Walt) Co.....................   16,222,707
                                                   ------------
           FINANCIAL (14.8%)
           -----------------
   283,600  Bank of NY Co., Inc...................    9,394,250
   593,800  Barnett Banks, Inc....................   22,638,625
   664,800  Chubb Corp............................   33,240,000
   233,400  CoreStates Financial Corp.............   11,349,075
   126,200  First USA Inc.........................    7,256,500
   404,700  Horace Mann Educators  Corp...........   13,860,975
   397,800  Mellon Bank Corp......................   25,906,725
   454,073  U. S. Bancorp.........................   18,162,920
                                                   ------------
                                                    141,809,070
                                                   ------------
           FOOD & BEVERAGE (9.2%)
           ----------------------
   594,800  Anheuser-Busch Companies Inc..........   22,899,800
 1,147,500  PepsiCo, Inc..........................   33,994,687
   349,033  Ralcorp Holdings Inc.*................    7,329,693
   364,200  Ralston-Ralston Purina Group..........   24,082,725
                                                   ------------
                                                     88,306,905
                                                   ------------
           FURNITURE/HOME APPLIANCE (0.6%)
           -------------------------------
   322,000  Singer Co. N.V. (The).................    6,158,250
                                                   ------------
           HOUSEHOLD - GENERAL PRODUCTS (6.0%)
           -----------------------------------
   694,000  Avon Products, Inc....................   37,649,500
   127,200  Gillette Company (The)................    9,508,200
   100,000  Proctor & Gamble Co...................    9,900,000
                                                   ------------
                                                     57,057,700
                                                   ------------
           MACHINERY (1.1%)
           ----------------
   342,400  Johnstown America Industries, Inc.*...    1,155,600
   262,700  Trinity Industries, Inc...............    9,095,987
                                                   ------------
                                                     10,251,587
                                                   ------------

---------------------------------------------------------------
SHARES        SECURITY                                 VALUE
---------------------------------------------------------------
           OIL & GAS (9.0%)
           ----------------
   161,900  Mobil Corp............................ $ 18,901,825
   476,700  Texaco Inc............................   48,444,638
   513,600  Unocal Corp...........................   18,810,600
                                                   ------------
                                                     86,157,063
                                                   ------------
           PAPER AND FOREST PRODUCTS (1.3%)
           --------------------------------
   362,900  Bowater Inc...........................   12,837,587
                                                   ------------
           PRINTING & PUBLISHING (8.6%)
           ----------------------------
   760,000  American Greetings Corp. Class A......   22,277,500
   301,800  Dun & Bradstreet Corp.................   17,466,675
   211,700  Gannett Co., Inc......................   16,062,737
   297,300  Gibson Greetings, Inc.*...............    4,645,313
   100,000  Tribune Co............................    8,175,000
    40,900  Washington Post Co. (The), Class B....   13,456,100
                                                   ------------
                                                     82,083,325
                                                   ------------
           RETAIL (0.9%)
           -------------
   325,300  Wal-Mart Stores Inc...................    8,661,112
                                                   ------------
           TELECOMMUNICATIONS (0.3%)
           -------------------------
   100,000  MCI Communications Corp...............    2,512,500
                                                   ------------
           TOYS (2.7%)
           -----------
   908,840  Mattel, Inc...........................   26,242,755
                                                   ------------
            Total common stocks
            (cost $572,700,339)...................  948,855,559
                                                   ------------

                               NATIONWIDE(R) FUND
                                                              OCTOBER 31, 1996



----------------------------------------------------------------
PRINCIPAL SECURITY                                    VALUE
----------------------------------------------------------------
           CONVERTIBLE BONDS (0.5%)
           ------------------------
$7,826,000  Consorcio G. Grupo Dina,  8.00%, 2004
            (cost $7,249,051)..................... $  4,715,165
                                                   ------------

           COMMERCIAL PAPER (0.7%)
           -----------------------
 3,870,000  Merrill Lynch & Co.
                 5.26%, due 11/12/96..............    3,863,255
 2,480,000  Banc One Corp.
                 5.30%, due 11/21/96..............    2,479,995
                                                   ------------

            Total commercial paper
            (cost $6,336,478).....................    6,343,250
                                                   ------------

           REPURCHASE AGREEMENT (0.1%)
           ---------------------------
 591,493    Merrill Lynch & Co., Inc.
            5.63%, due 11/01/96, Collateralized by
            $610,000 GNMA CMO, 5.50%, due 07/20/26,
            market value $604,759
            (cost $591,493).......................      591,493
                                                   ------------

            Total investments
            (cost $586,877,361)................... $960,505,467
                                                   ============

The abbreviations in the above statement stand for the following:
   GNMA Government National Mortgage Association
   CMO Collateral Mortgage Obligation

*Denotes a non-income producing security.

Cost also represents cost for federal income tax purposes.

Portfolio holding percentages represent market value as a percentage of net assets.

See accompanying notes to financial statements.


[PHOTO]

Back row, l. to r.: Ron Hubbard -- Nationwide(R) Fund, Charles Hubbard, Juanita Miller-Hubbard and Lucille Hubbard




[PHOTO]

Clara Duncan Clemens -- Nationwide(R) Fund, Bond Fund, Tax-Free Fund and Money Market Fund, celebrates with her husband, Reece, on her graduation day from college at age 64.

NATIONWIDE(R) FAMILY OF FUNDS

                            NATIONWIDE(R) BOND FUND


                   MANAGEMENT DISCUSSION OF FUND PERFORMANCE

For the year ended October 31, 1996, the Nationwide Bond Fund's total return was 5.05% assuming all distributions were reinvested, compared to the Lehman Brothers Long-Term Government/Corporate Bond Index total return of 4.39%. Bond yields on October 31, 1996, as compared to November 1, 1995, were lower (prices higher) on securities having a maturity longer than one year. The effect was to steepen the slope of the yield curve in the maturities less than five years and to flatten the curve in the longer maturity range. In spite of the fact that treasuries with longer maturities (15 to 30 years) performed better than ones with 10-15 year maturities, the Nationwide Bond Fund (Bond Fund) with an average maturity of 13.2 years performed better than the longer Lehman Brothers Index.

The yield spread between bonds and U.S. Treasuries continued to narrow. The opportunities to improve the return on corporate bond holdings were limited and few trades were transacted. The list of the top holdings of the Bond Fund remained relatively the same. Overall the Bond Fund has maintained approximately 79% of its holdings in long-term corporate bonds.

The remainder of the Bond Fund's holdings are divided among mortgage-backed securities, Canadian bonds, U.S. Treasuries, and commercial paper and repurchase agreements. Opportunities to improve the return and future performance of individual securities were most prevalent in the mortgage-backed securities
(MBS) area. The characteristics and payment history of MBS are continually changing, thus presenting opportunities to trade into a better-performing security.

The Bond Fund's portfolio consists of high-quality corporates, U.S. Governments, mortgage-backed securities (secured by pools of home mortgages from the Federal National Mortgage Association, the Government National Mortgage Association, and the Federal Home Loan Mortgage Corporation), and high-quality Canadian securities. This type of portfolio has low credit risk; however, since the average maturity of the securities in the portfolio is fairly long, the interest rate risk is relatively high. Changes in interest rates will cause valuation changes in the bond holdings and changes in the price of shares of the Bond Fund. Quarter by quarter for the past 12 months, interest rates were down in the first quarter, up the second quarter, slightly up the third quarter and down the fourth quarter. This volatility carries over to the share prices of the Bond Fund. A basic premise for a long-term corporate bond fund is that the price of its shares will fluctuate with the market.

MICHAEL D. GROSECLOSE, MBA, CFA, PORTFOLIO MANAGER

FUND VALUE        $133,252,732

                              PORTFOLIO COMPOSITION

CORPORATE BONDS....................................78.5%
MORTGAGE-BACKED SECURITIES..........................9.1%
CANADIAN GOVERNMENT.................................4.6%
U.S. GOVERNMENT OBLIGATIONS.........................4.0%
OTHER ASSETS LESS LIABILITIES.......................3.8%

                                TOP FIVE HOLDINGS
                                             VALUE         %
--------------------------------------------------------------
Berkley, (WR) Corp.                        $5,998,810     4.5%
Seagram (JE) & Sons                         5,741,050     4.3%
U.S. Treasury Note                          5,293,155     4.0%
Prudential Surplus Note                     5,027,810     3.8%
AMBAC Inc.                                  4,814,088     3.6%

                                FUND PERFORMANCE

          1987   1988   1989   1990   1991   1992   1993   1994   1995   1996
          ----   ----   ----   ----   ----   ----   ----   ----   ----   ----
Bond                                                                    $20,471
CPI                                                                     $14,365
LT G/C                                                                  $25,146


Comparative performance of $10,000 invested in the Nationwide(R) Bond Fund, the Lehman Brothers Long-Term Govt/Corp Bond Index* and the Consumer Price Index
(CPI)** over a 10-year period ended 10/31/96.
  * The Lehman Brothers Long-Term Govt/Corp Bond Index represents an unmanaged group of bonds that are not adjusted for expenses and includes bonds of lower quality than those purchased by our Fund.
 ** The Consumer Price Index is a broad index reflecting price changes in a market basket of consumer goods and, unlike the Bond Fund, does not reflect any fees or expenses.

                          AVERAGE ANNUAL TOTAL RETURN
                           FOR PERIODS ENDED 10/31/96

                                1 YEAR      5 YEAR      10 YEAR
Without sales charge.............5.05%.......7.52%.......7.92%
With sales charge................0.32%.......6.53%.......7.42%

The without sales charge returns do not reflect the effects of sales charges. The with sales charge assumes a 4.5% sales charge was paid which has the most dramatic effect on the one-year performance figures.

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results.

                                 FUND HIGHLIGHTS

Nationwide(R) Bond Fund is for investors seeking monthly income from high-quality bonds and other fixed-income securities. Corporate bonds selected for its portfolio consist primarily of securities rated "A" or above by Moody's Investor Services and Standard & Poor's Corporation.

Investments of Nationwide(R) Bond Fund are made in different types of securities among many companies and industries which provide diversification and help to minimize risk.

Nationwide(R) Bond Fund has consistently provided a steady stream of income for its shareholders -- paying dividends every month since inception (March 1, 1980).

                            STATEMENT OF INVESTMENTS
                            NATIONWIDE(R) BOND FUND
                                                                OCTOBER 31, 1996


--------------------------------------------------------------------------------
PRINCIPAL SECURITY                                      VALUE
--------------------------------------------------------------------------------

           CANADIAN GOVERNMENT BONDS (4.6%)
           --------------------------------
$1,000,000  Hydro-Quebec, 11.75%, 02/01/12........ $  1,401,239
 2,000,000  Hydro-Quebec, 8.05%, 07/07/24.........    2,175,000
 2,250,000  Quebec (Prov. of), 8.625%, 01/19/05...    2,537,397
                                                   ------------
            Total Canadian government bonds
            (cost $5,706,065).....................    6,113,636
                                                   ------------
           CORPORATE BONDS (78.5%)
           -----------------------
           BANKS (5.2%)
           ------------
 1,000,000  Banc One Corp., 10.00%, 08/15/10......    1,241,730
 3,000,000  Banc One Corp., 9.875%, 03/01/09......    3,665,475
 2,000,000  Toronto-Dominion Bank, NY., 7.875%,
               due 08/15/04.......................    2,056,758
                                                   ------------
                                                      6,963,963
                                                   ------------
           BROKER/DEALER (7.0%)
           --------------------
 2,000,000  Bear Stearns Companies, Inc., 8.75%,
               03/15/04...........................    2,196,972
 1,000,000  Bear Stearns Companies, Inc., 9.375%,
               06/01/01...........................    1,106,481
 1,000,000  Lehman Brothers Holdings, Inc., 11.625%,
               05/15/05...........................    1,265,700
 3,000,000  Morgan Stanley Group, Inc., 10.00%,
               10/15/08...........................    3,649,452
 1,000,000  Morgan Stanley Group, Inc., 8.10%,
               06/24/02...........................    1,067,483
                                                   ------------
                                                      9,286,088
                                                   ------------
           CHEMICALS (1.6%)
           ----------------
 2,000,000  ICI Wilmington, Inc., 7.50%, 01/15/02.    2,089,780
                                                   ------------
           FINANCE (14.6%)
           ---------------
 2,500,000  Associates Corp. of North America, 8.15%,
            O8/01/09..............................    2,704,140
 2,000,000  Bass America, Inc., 8.125%, 03/31/02..    2,145,810
 2,000,000  Ford Capital BV Notes, 10.125%,
            11/15/00..............................    2,250,036
 3,000,000  Ford Capital BV Notes, 9.50%,
            06/01/10..............................    3,572,562
 1,000,000  General Electric Capital Corp., 8.75%,
            09/25/00..............................    1,081,448
 3,235,000  General Electric Capital Corp., 8.50%,
            07/24/08..............................    3,658,212
 3,515,000  Loew's Corp., 8.875%, 04/15/11........    4,039,624
                                                   ------------
                                                     19,451,832
                                                   ------------
           FOOD & BEVERAGE (4.3%)
           ----------------------
 5,000,000  Seagram, (J.E.) & Sons, Inc., 8.875%,
            09/15/11..............................    5,741,050
                                                   ------------
           INSURANCE (17.4%)
           -----------------
 1,000,000  AMBAC, Inc., 7.50%, 05/01/23..........    1,008,044
 4,000,000  AMBAC, Inc., 9.375%, 08/01/11.........    4,814,088
 4,500,000  Aetna Life & Casualty Co., 6.75%,
            09/15/13..............................    4,222,202
 5,000,000  Berkley (W.R.) Corp., 9.875%, 05/15/08    5,998,810
 2,000,000  Equitable of Iowa Companies, 8.50%,
            02/15/05..............................    2,158,806
 5,000,000  Prudential Surplus Note, 8.10%,
            07/15/15*.............................    5,027,810
                                                   ------------
                                                     23,229,760
                                                   ------------
           PAPER & FOREST PRODUCTS (0.8%)
           ------------------------------
 1,000,000  Temple-Inland, Inc., 9.00%, 05/01/01..    1,093,996
                                                   ------------
           PUBLISHING (1.5%)
           -----------------
 2,000,000  Times Mirror Co., 7.25%, 03/01/13.....    1,989,122
                                                   ------------
           RETAIL TRADE (10.4%)
           --------------------
 3,000,000  Dayton Hudson Co., 8.60%, 01/15/12....    3,351,015
 2,000,000  Dayton Hudson Co., 9.25%, 08/15/11....    2,361,566
 3,000,000  May Department  Stores Company., 10.625%,
            11/01/10..............................    4,007,505
 2,000,000  Wal-Mart Stores, Inc., 7.25%, 01/01/13    2,030,554
 2,000,000  Wal-Mart Stores, Inc., 7.50%, 05/15/04    2,102,106
                                                   ------------
                                                     13,852,746
                                                   ------------
           UTILITIES : GAS & ELECTRIC (1.0%)
           ---------------------------------
 1,250,000  Pacific Gas & Electric Co., 8.75%,
            01/01/01..............................    1,334,910
                                                   ------------
           OTHER (14.7%)
           -------------
 4,000,000  Armstong World Industries, Inc., 9.75%,
            04/15/08..............................    4,683,252
 4,000,000  Englis China Clays Delaware, Inc., 7.375%,
            10/01/02..............................    4,158,100
 2,000,000  Grand Metropolitan Inv. (G) 9.00%,
            08/15/11..............................    2,349,296
 2,000,000  Kaiser Foundation, 9.55%, 07/15/05....    2,348,702

--------------------------------------------------------------------------------
PRINCIPAL SECURITY                                      VALUE
--------------------------------------------------------------------------------
$2,000,000  Waste Management, Inc., 7.65%,
            03/15/11                               $  2,098,940
 3,500,000  Waste Management, Inc., 8.75%,
            05/01/18..............................    3,944,234
                                                   ------------
                                                     19,582,524
                                                   ------------
            Total corporate bonds
            (cost $102,498,898)...................  104,615,771
                                                   ------------
           MORTGAGE-BACKED SECURITIES (9.1%)
           ---------------------------------
 1,000,000  FHLMC (REMIC) Class 1188-H, 7.50%,
            12/15/20..............................    1,016,559
   700,000  FHLMC (REMIC) Class 1228-G, 7.00%,
            01/15/21..............................      692,348
   500,000  FHLMC (REMIC) Class 1358-I, 7.00%,
            07/15/21..............................      495,510
   500,000  FHLMC (REMIC) Class 1360-VK, 7.50%,
             08/15/07.............................      515,840
   990,530  FHLMC (REMIC) Class 1709-EA, 7.25%,
            12/15/23..............................      963,467
   183,595  FHLMC-GNMA (REMIC) Class 29X, 6.75%,
            02/25/23 .............................      179,666
   367,190  FHLMC-GNMA (REMIC) Class 29Z, 6.75%,
            04/25/24 .............................      338,615
   500,000  FNMA (REMIC) Class 1991-118K, 7.00%,
            08/25/21..............................      487,120
   929,000  FNMA (REMIC)  Class 1992-145E, 7.00%,
            08/25/22..............................      935,762
   353,239  FNMA (REMIC)  Class 1994-96D, 8.00%,
            09/25/24..............................      348,551
 1,000,000  FNMA (REMIC) Class 92-200 MB, 7.50%, .
            01/25/22..............................      990,559
   646,000  FNMA (REMIC) Class G1992-15G, 7.00%,
            04/25/20..............................      643,945
   590,540  FNMA (REMIC) Class G1992-64M, 7.00%,
            11/25/22..............................      571,235
   537,688  FNMA (REMIC) Class G1992-65NA, 7.00%,
            11/25/22..............................      509,841
   500,000  FNMA (REMIC) Class G1993-10G, 5.00%,
            05/25/22..............................      428,490
 1,010,000  FNMA (REMIC) Class G1993-10H, 5.00%,
            08/25/22..............................      822,573
 2,396,000  FNMA (REMIC) Class S G93-10E, 5.00%,
            04/25/20..............................    2,246,487
                                                   ------------
            Total mortgage-backed securities
            (cost $12,094,761)....................   12,186,566
                                                   ------------
           U.S. GOVERNMENT LONG-TERM OBLIGATION (4.0%)
           -------------------------------------------
 5,000,000  U.S. Treasury Note, 7.50%, 11/15/01
            (cost $5,237,271).....................    5,293,155
                                                   ------------
           COMMERCIAL PAPER (1.7%)
           -----------------------
   880,000  Dean Witter, Discover & Company, 5.24%,
            due 11/25/96..........................      876,805
   931,000  Merrill Lynch & Co, Inc., 5.27%, due
            11/13/96..............................      929,242
   426,000  National Rural Utilities Cooperative,
            5.24%, due 11/14/96...................      425,134
                                                   ------------
            Total commercial paper
            (cost $2,231,484).....................    2,231,181
                                                   ------------
           REPURCHASE AGREEMENT (0.4%)
           ---------------------------
   578,037  MBS Tri Party 5.63%, due 11/01/96,
            Collaterlized by $595,000 GNMA CMO, 5.50%,
            due 07/20/26, market value  $589,888
            (cost $578,037).......................      578,037
                                                   ------------
            Total investments
            (cost $128,346,516)................... $131,018,346
                                                   ============

The abbreviations in the above statement stand for the following:

* Represents a security registered under Rule 144-A, which limits the resale to certain qualified buyers.

The abbreviations in the above statement stand for the following:

   FHLMC  Federal Home Loan Mortgage Corp.
   REMIC  Real Estate Mortgage Investment Conduit
   FNMA  Federal National Mortgage Association
   GNMA Government National Mortgage Association
   CMO Collateralized Mortgage Obligation

Cost also represents cost for federal income tax purposes.

Portfolio holding percentages represent market value as a percentage of net assets.

See accompanying notes to financial statements.

NATIONWIDE(R) FAMILY OF FUNDS
                       NATIONWIDE(R) TAX-FREE INCOME FUND

                   MANAGEMENT DISCUSSION OF FUND PERFORMANCE

The Nationwide Tax-Free Income Fund's total return for the year ended October 31, 1996, was 5.31% assuming all distributions were reinvested while the Lehman Brothers Municipal Bond Index returned 5.70%.

During fiscal year 1996 the municipal bond market performed well. Demand for municipal bonds remained strong, fear of tax reform diminished while the economy grew at a slow manageable noninflationary pace. The 11-Bond General Obligation Index as published by the Bond Buyer declined from 5.62% to 5.60%, only .02%, while the 30-year Treasury rose from 6.29% to 6.64%, a .35% increase.

Issuers taking advantage of the current low interest rate environment increased issuance of municipal bonds during the latter part of the period. Issuers were concerned about the results that the upcoming election would have upon the economy and interest rates. However, the increased supply was quickly absorbed by property and casualty companies and bond funds.

The yield spread on a 20-year AA rated General Obligation bond as compared to a 20-year A rated General Obligation Municipal bond declined from .18% to .16% during the period. Faced with such narrow quality spreads, current low yields and uncertainties about interest rates, the strategy of the Fund did not change. Management maintained an average credit rating of AA and an average maturity of approximately 19 years. Assets will continue to be managed for the long term.

ALPHA L. BENSON, MBA, PORTFOLIO MANAGER

FUND VALUE          $264,641,760

                              PORTFOLIO COMPOSITION
MUNICIPAL SECURITIES...............................98.4%
OTHER ASSETS LESS LIABILITIES.......................1.6%

                          TOP FIVE HOLDINGS BY STATE

                                             VALUE          %
--------------------------------------------------------------
Texas                                     $40,510,025    15.3%
Virginia                                   35,247,131    13.3%
Illinois                                   24,985,213     9.4%
Washington                                 18,885,979     7.1%
North Carolina                             15,800,219     6.0%

                                FUND PERFORMANCE

               Tax-Free           CPI             LBMBI
1987
1988
1989
1990
1991
1992
1993
1994
1995
1996           $18,783          $14,365           $21,240

Comparative performance of $10,000 invested in the Nationwide(R) Tax-Free Income Fund, the Lehman Brothers Municipal Bond Index* and the Consumer Price Index
(CPI)** over a 10-year period ended 10/31/96.

* The Lehman Brothers Municipal Bond Index represents an unmanaged group of bonds that are not adjusted for expenses and includes bonds of lower quality than those purchased by our Fund.

** The Consumer Price Index is a broad index reflecting price changes in a market basket of consumer goods and, unlike the Tax-Free Income Fund, does not reflect any fees or expenses.

                          AVERAGE ANNUAL TOTAL RETURN
                           FOR PERIODS ENDED 10/31/96

                                1 YEAR      5 YEAR      10 YEAR
Without sales charge.............5.31%.......6.67%.......6.50%
With sales charge................0.31%.......6.52%.......6.50%

The without sales charge returns do not reflect the effects of sales charges. The with sales charge assumes the applicable contingent deferred sales charge
(CDSC) was paid on withdrawals which has the most dramatic effect on the one-year performance figures. The CDSC declines from 5% in the first year to 0% after 5 years.

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results.

                                 FUND HIGHLIGHTS

Nationwide(R) Tax-Free Income Fund offers a monthly income that's free from federal taxes. For certain shareholders, a portion of income may be subject to state, local or federal alternative minimum tax.

By investing in the Nationwide(R) Tax-Free Income Fund, you can earn tax-free dividends from municipal bonds carefully selected for their relative safety and security.

The Nationwide(R) Tax-Free Income Fund invests in a diversified portfolio of high-quality and intermediate-term (maturities of from 3-10 years) and long-term (maturities over 10 years) municipal obligations.

                            STATEMENT OF INVESTMENTS
                       NATIONIDE(R) TAX-FREE INCOME FUND
                                                                OCTOBER 31, 1996

--------------------------------------------------------------------------------
PRINCIPAL SECURITY                                                      VALUE
--------------------------------------------------------------------------------



           LONG-TERM MUNICIPAL SECURITIES (98.4%)
           --------------------------------------
           ALABAMA (4.9%)
           --------------
  $3,000,000 Alabama Housing Finance Authority Single-
               Family Mortgage Revenue Bonds
               (Collateralized Home Mortgage Revenue
               Bond Program), 1996 Series D, 6.00%,
               10/01/16...........................                  $  3,026,250
    1,100,000 Birmingham, Alabama General Obligation
               Parking Warrants, Series 1995-A, 5.90%,
               06/01/18...........................                     1,102,750
    2,500,000 Birmingham, Alabama General Obligation
               Refunding  Revenue, Series 1992 B,
               6.25%, 04/01/16 ...................                     2,609,375
    2,480,000 Birmingham, Alabama Water Works & Sewer
               Board Refunding Revenue,
               Series 1992, 6.125%, 01/01/12 .....                     2,569,900
    3,500,000 Huntsville, Alabama General Obligation
               Limited Tax Warrants, Series 1992 A,
               6.00%, 11/01/12....................                     3,626,875
                                                                      ----------
                                                                      12,935,150
                                                                      ----------

           ARIZONA (2.9%)
           --------------
    5,100,000 Salt River Project, Agricultural Improvement
               & Power District, Arizona Electric System
               Revenue Bonds, Series 1992 C,
               6.00%, 01/01/16....................                     5,182,875
    2,500,000 Salt River Project, Agricultural Improvement
               & Power District, Arizona Electric System
               Revenue Bonds, Series 1992 C, 6.20%,
               01/01/12...........................                     2,596,875
                                                                      ----------
                                                                       7,779,750
                                                                      ----------

           COLORADO (0.4%)
           ---------------
    1,000,000 Colorado Housing Finance Authority Single-
               Family Housing Revenue Refunding Bonds,
               Series 1991-A, 7.15%, 11/01/14.....                     1,060,000
                                                                      ----------

           CONNECTICUT (2.0%)
           ------------------
    5,000,000 Connecticut Housing Finance Authority Housing
               Mortgage Finance Program Bonds,
               Series 1992-B, 6.70%, 11/15/12.....                     5,275,000
                                                                      ----------

           FLORIDA (2.3%)
           --------------
    2,205,000 Florida State Board of Education General
               Obligation Full Faith and Credit Public
               Education Capital Outlay Refunding Bonds,
               1995 Series A, 5.50%, 06/01/15.....                     2,199,488
    1,320,000 Florida State Full Faith and Credit State Board
               of Education Public Education Capital Outlay
               Bonds, 1992 Series D, 5.20%, 06/01/13                   1,273,800
    2,400,000 Jacksonville, Florida Electric Authority Bulk
               Power Revenue Bonds, (Scherer 4 Project,
               Issue One, Series 1991-A), 7.00%, 10/01/12              2,652,000
                                                                      ----------
                                                                       6,125,288
                                                                      ----------

           GEORGIA (2.0%)
           --------------
    1,210,000 Dekalb County, Georgia General Obligation
               Refunding Bonds, 6.00%, 01/01/12...                     1,261,425
    2,750,000 Georgia Municipal Electric Authority Power
               Revenue Bonds,
               Series 1991-V, 6.60%, 01/01/18.....                     3,031,875
    1,005,000 Georgia Residential Financial Authority
               Revenue Bonds, Series A, 7.50%, 06/01/17                1,053,994
                                                                      ----------
                                                                       5,347,294
                                                                      ----------

           ILLINOIS (9.4%)
           ---------------
    3,000,000 Chicago, Illinois General Airport Revenue
               Refunding Bonds, Series 1993-A
               (Chicago-O'Hare International Airport),
               5.00%, 01/01/16....................                     2,722,500
    2,185,000 Illinois Educational Facility Authority Revenue,
               Series 1991-A, Loyola University, 7.125%,
               07/01/21...........................                     2,367,994
    1,975,000 Illinois Regional Transportation Authority
               General Obligation Refunding Bonds,
               Series 1996, 5.40%, 06/01/15.......                     1,898,469
   $7,500,000 Illinois State Builders Illinois Bonds Sales Tax
               Revenue, Series O, 6.00%, 06/15/18.                    $7,537,500
    2,500,000 llinois State Builders Illinois Bonds Sales Tax
               Revenue, Series V, 6.375%, 06/15/17                     2,603,125
    3,000,000 Illinois State General Obligation Bonds,
               Series of March 1994, 5.80%, 04/01/19                   3,003,750
    1,350,000 Illinois State General Obligation Bonds,
               Series of July 1995, 5.75%, 07/01/16                    1,350,000
    2,500,000 Illinois State General Obligation Bonds,
               Series of December 1995, 5.125%, 12/01/17               2,340,625
    1,000,000 Palatine, Illinois Corporate Purpose General
               Obligation Bonds, Series 1985, 9.90%, 01/01/16          1,161,250
                                                                      ----------
                                                                      24,985,213
                                                                      ----------

           INDIANA (2.8%)
           --------------
    5,335,000 Indiana State Toll Road Commission East-West
               Toll Road Revenue Bonds,
               Series 1980, 9.00%, 01/01/15.......                     7,302,281
                                                                      ----------

           MARYLAND (0.4%)
           ---------------
    1,000,000  Howard County, Maryland Public Improvement
               General Obligation Unlimited Tax,
               Series 1994 A, 6.00%, 05/15/14.....                     1,035,000
                                                                      ----------

           MASSACHUSETTS (3.9%)
           --------------------
    3,775,000 Massachusetts State General Obligation
               Bonds Consolidated
               Loan, Series 1992-B, 6.50%, 06/01/13                    4,015,656
    2,500,000 Massachusetts State General Obligation Bonds,
               Consolidated Loan of 1995,
               Series D, 5.125%, 11/01/12.........                     2,400,000
    4,000,000 Massachusetts Water Resources Authority
               General Revenue Bonds,
               Series 1992A, 5.50%, 07/15/22......                     3,850,000
                                                                      ----------
                                                                      10,265,656
                                                                      ----------

           MICHIGAN (1.5%)
           ---------------
    3,500,000 Michigan State General Obligation Bonds,
               Environmental  Protection Program,
               Series 1992, 6.25%, 11/01/12.......                     3,823,750
                                                                      ----------

           MINNESOTA (2.4%)
           ----------------
    2,300,000 Minnesota Housing Finance Agency
               Rental Housing Revenue
               Bonds, 1995 Series D, 5.90%, 08/01/15                   2,300,000
    3,950,000 Minnesota State Housing Finance Agency
               Single Family Mortgage Revenue Bonds,
                Series 1994 K, 6.40%, 01/01/15....                     4,058,625
                                                                      ----------
                                                                       6,358,625
                                                                      ----------

           MISSOURI (0.8%)
           ---------------
    2,000,000 Missouri State Environmental Improvement
               & Energy Resources Authority Water
               Pollution Control Revenue
               Bonds, 6.55%, 07/01/14.............                     2,152,500
                                                                      ----------

           NEBRASKA (2.0%)
           ---------------
    5,000,000 Nebraska Public Power District Power
               Supply System Revenue Bonds,
               Series 1993, 6.125%, 01/01/15......                     5,137,500
                                                                      ----------

           NEVADA (0.9%)
           -------------
    2,190,000 Nevada State Colorado River Commission
               General Obligation (Limited Tax, Revenue
               Supported) Bonds Series November 1, 1994
               6.50%, 07/01/19....................                     2,433,637
                                                                      ----------

           NORTH CAROLINA (6.0%)
           ---------------------
    1,035,000 Charlotte-Mecklenburg Hospital Authority,
               North Carolina Health Care System
               Revenue Bonds, Series 1992, 6.00%, 01/01/22             1,046,644
    3,460,000 North Carolina Housing Finance Agency
               Multi-Family Revenue
               Refunding Bonds, Series H, 5.95%, 07/01/21              3,468,650

                       NATIONIDE(R) TAX-FREE INCOME FUND
                                                                OCTOBER 31, 1996

--------------------------------------------------------------------------------
PRINCIPAL SECURITY                                                      VALUE
--------------------------------------------------------------------------------


   $2,035,000 North Carolina Housing Finance Agency
               Single-Family Revenue Bonds,
               Series AA, 6.25%, 03/01/17.........                  $  2,088,419
    2,185,000 North Carolina Housing Finance Agency
               Single-Family Revenue Bonds,
               Series GG, 5.90%, 03/01/13.........                     2,193,194
    1,910,000 North Carolina Housing Finance Agency
               Single-Family Revenue Bonds,
               Series N, 7.40%, 03/01/28..........                     2,003,112
    1,880,000 North Carolina Housing Finance Agency
               Single-Family Revenue Bonds,
               Series J, 7.40%, 03/01/22..........                     1,955,200
    1,000,000 North Carolina Medical Care Commission
               Hospital Revenue Bonds, Duke University
               Hospital Project,  Series C, 5.25%, 06/01/17              955,000
    2,000,000 North Carolina Medical Care Commission
               Hospital Revenue Refunding Bonds,
               Series 1992 A (North Carolina Baptist
               Hospitals Project), 6.375%, 06/01/14                    2,090,000
                                                                      ----------
                                                                      15,800,219
                                                                      ----------

           OHIO (2.0%)
           -----------
    1,000,000 Columbus, Ohio Water Works & Sewer Board
               Refunding Revenue, Series 1991, 6.375%, 11/01/10        1,061,250
    1,100,000 Franklin County, Ohio Hospital Refunding and
               Improvement Revenue Bonds,
               (The Children's Hospital Project)
               1996 Series A, 5.75%, 11/01/20.....                     1,100,000
    1,250,000 Ohio Housing Finance Agency Mortgage
               Revenue Bonds Residential Mortgage Backed
               Securities, Series A-1, 5.70%, 03/01/17                 1,248,437
    2,000,000 Ohio Turnpike Commission Turnpike Revenue
               Bonds 1996 Series A, 5.70%, 02/15/17                    2,017,500
                                                                      ----------
                                                                       5,427,187
                                                                      ----------

           PENNSYLVANIA (3.5%)
           -------------------
    4,055,000 Pennsylvania Housing Finance Agency
               Rental Housing Refunding Revenue Bonds,
               Issue 1992, 6.40%, 07/01/12........                     4,161,444
    1,500,000 Pennsylvania Housing Finance Agency
               Rental Housing Refunding Revenue Bonds,
               Issue 1992, 6.25%, 07/01/07........                     1,554,375
    2,000,000 Pennsylvania State Turnpike Commission
               Oil Franchise Tax
               Revenue, Series A, 6.00%, 12/01/14.                     2,087,500
    1,500,000 Pittsburgh, Pennsylvania Water and Sewer
               Authority, Water and Sewer System First Lien
               Revenue Bonds, Series A of 1995,
               5.50%, 09/01/15....................                     1,468,125
                                                                      ----------
                                                                       9,271,444
                                                                      ----------

           SOUTH CAROLINA (5.6%)
           ---------------------
    6,980,000 Charleston, South Carolina Waterworks
               & Sewer System Refunding & Capital
               Improvement Revenue Bonds,
               Series 1991, 6.00%, 01/01/18.......                     7,171,950
    1,400,000 Greenville, South Carolina Hospital System
               Revenue Bonds Hospital Facilities,
               Series B, 5.25%, 05/01/17..........                     1,309,000
    1,500,000 South Carolina State Housing Finance
               & Development Authority Multi-Family
               Development Revenue Refunding,
               Series 1992-A, 6.875%, 11/15/23....                     1,556,250
    2,075,000 South Carolina State Housing Finance &
               Development Authority Homeownership
               Mortgage Purchase Bonds,
               Series 1994 A, 6.375%, 07/01/16....                     2,106,125
    1,500,000 Spartanburg, South Carolina Water System
               Improvement & Refunding Revenue Bonds,
               Series 1992, 6.25%, 06/01/17.......                     1,563,750
    1,000,000 Spartanburg, South Carolina Water System
               Revenue Bonds,
               Series 1996, 6.10%, 06/01/21.......                     1,033,750
                                                                      ----------
                                                                      14,740,825
                                                                      ----------

           TENNESSEE (1.8%)
           ----------------
   $1,000,000 Nashville & Davidson County, Tennessee General
               Obligation Multi-Purpose Improvement Bonds,
               Series 1994, 6.125%, 05/15/14......                 $  1,037,500
    1,500,000 Nashville & Davidson County, Tennessee Health
               & Educational Facilities Revenue Bonds,
               Series 1979, 7.875%, 12/01/04......                     1,668,750
    1,000,000 Shelby County, Tennessee General Obligation
               School Bonds, Series 1994 B,
               6.00%, 03/01/14....................                     1,033,750
    1,000,000 Shelby County, Tennessee General Obligation
               Public Improvement Bonds,
               1996 Series A, 5.85%, 06/01/17.....                     1,010,890
                                                                      ----------
                                                                       4,750,890
                                                                      ----------

           TEXAS (15.3%)
           -------------
    1,250,000 Bexar County, Texas Combination Tax and
               Revenue Certificates, Series 1992, 6.20%,
               06/15/12...........................                     1,342,188
    1,000,000 Carrollton-Farmers Branch Independent
               School District, Texas General Obligation
               Permanent School Fund
               Guarantee, Series 1996, 5.70%, 02/15/17                 1,002,500
    3,500,000 Conroe, Texas Independent School District
               Unlimited Tax Schoolhouse and Refunding
               Bonds, Series 1993, 5.00%, 02/01/18                     3,198,125
    1,100,000 Cypress-Fairbanks Independent School District,
               Texas General Obligation Permanent School
               Fund Guarantee, Series 1996,
               5.375%, 02/15/19...................                     1,061,500
    2,300,000 Fort Bend Independent School District,
               Texas General Obligation Permanent School
               Fund Guarantee, Series 1996, 5.00%, 02/15/18            2,127,500
    1,000,000 Harris County, Texas Detention Facility
               Certificates, Series 1992, 6.00%, 12/15/10              1,065,000
    3,500,000 Harris County, Texas General Obligation
               Tax and Revenue Certificates,
               Series 1994, 6.10%, 10/01/13.......                     3,666,250
    7,720,000 Houston, Texas Water & Sewer Junior Lien
               Revenue Refunding, Series 1991-C,
               6.375%, 12/01/17...................                     8,192,850
    1,215,000 Irving, Texas Independent School District
               Unlimited Tax School Building Bonds,
               Series 1991-C-Permanent School
               Fund, 5.25%, 02/15/09..............                     1,202,850
      270,000 Lower Colorado River Authority Texas Junior
               Lien Refunding Revenue Bonds,
               Series 1992 (ETC), 6.00%, 01/01/17.                       289,912
      490,000 Lower Colorado River Authority Texas Junior
               Lien Refunding Revenue Bonds,
               Series 1992 (ETM), 6.00%, 01/01/17                        515,725
    2,630,000 Lower Colorado River Authority Texas Junior
               Lien Refunding Revenue Bonds,
               Series 1992 (Unrefunded), 6.00%, 01/01/17               2,656,300
    2,000,000 Texas A&M University System Board of Regents
               Revenue Financing System Bonds,
               Series 1996, 5.375%, 05/15/14......                     1,950,000
    3,175,000 Texas State Water Development Bonds,
               Series 1994, 6.90%, 08/01/17.......                     3,516,312
    2,000,000 University of Texas Revenue Financing System
               Bonds, Series 1991, 6.50%, 07/01/11                     2,195,000
    2,000,000 University of Texas System Permanent University
               Fund Bonds, Series 1992B, 6.25%, 07/01/13               2,157,500
    3,000,000 Weatherford, Texas Independent School
               District Unlimited Tax School Building and
               Refunding Bonds, Series 1994, 6.50%, 02/15/15           3,213,750
    1,090,000 Weatherford, Texas Independent School District
               Unlimited Tax School Building and Refunding
               Bonds, Series 1994, 6.40%, 02/15/12                     1,156,763
                                                                      ----------
                                                                      40,510,025
                                                                      ----------
            UTAH (1.1%)
            -----------
    3,080,000 Intermountain Power Agency, Utah Power
               Supply Revenue Refunding Bonds,
               Series 1993-A, 5.50%, 07/01/20.....                     2,937,550
                                                                      ----------

14

                       NATIONIDE(R) TAX-FREE INCOME FUND
                                                                OCTOBER 31, 1996

--------------------------------------------------------------------------------
PRINCIPAL SECURITY                                                      VALUE
--------------------------------------------------------------------------------


          VIRGINIA (13.3%)
          ----------------
   $1,500,000 Fairfax County, Virginia Water Authority
               Water Refunding Revenue
               Series 1992, 6.00%, 04/01/22.......                  $  1,537,500
    4,250,000 Henrico County, Virginia Water and Sewer
               System Refunding Revenue Bonds,
               Series 1994, 5.875%, 05/01/14......                     4,281,875
    1,985,000 Newport News, Virgina General Improvement
               Bonds, Series 1993 E, 5.20%, 01/01/13                   1,908,081
    8,000,000 Richmond, Virginia General Obligation Public
               Improvement Refunding Bonds,
               Series 1991-B, 6.25%, 01/15/18.....                     8,280,000
    2,150,000 Virginia Housing Development Authority
               Commonwealth Mortgage Bonds,
               Series 1993 H, 5.25%, 07/01/23.....                     1,980,687
    2,000,000 Virginia Housing Development Authority
               Commonwealth Mortgage Bonds, Series 1992
               C Subseries C-7, 6.30%, 01/01/15...                     2,035,000
    1,000,000 Virginia Housing Development Authority
               Commonwealth Mortgage Bonds, Series 1995
               B Subseries B-3, 6.35%, 01/01/15...                     1,021,250
    5,500,000 Virginia Housing Development Authority
               Commonwealth Mortgage Bonds,
               Series 1992 A, 7.10%, 01/01/22....                      5,651,250
    1,000,000 Virginia Housing Development Authority
               Commonwealth Mortgage Bonds, Series B
               Subseries B-2, 6.50%, 01/01/10.....                     1,066,250
    1,080,000 Virginia Housing Development Authority
               Commonwealth Mortgage Bonds,
               Series 1995-D, Subseries D-1, 5.95%, 01/01/13           1,085,400
    2,000,000 Virginia Public School Authority School
               Financing Bonds (1991 Resolution),
               Series 1994 A, 6.20%, 08/01/13.....                     2,115,000
    4,595,000 Virginia Public School Authority School
               Financing Bonds (1991 Resolution),
               Series 1995 C, 5.00%, 08/01/16.....                     4,284,838
                                                                      ----------
                                                                      35,247,131
                                                                      ----------

           WASHINGTON (7.1%)
           -----------------
   $2,950,000 Seattle, Washington Metropolitan General
               Obligation Bonds,
               Series 1991, 6.875%, 01/01/20......                  $  3,015,991
    6,150,000 Seattle, Washington Water System and
               Refunding Revenue Bonds, 1993, 5.50%,
               06/01/18...........................                     5,996,250
    7,635,000 Washington State General Obligation,
               Series 1992 A and
               AT-6, 5.75%, 02/01/17..............                     7,654,088
    2,155,000 Washington State General Obligation
               Unlimited Tax Bonds,
               Series DD-14 and B, 6.00%, 09/01/15                     2,219,650
                                                                      ----------
                                                                      18,885,979
                                                                      ----------

           WISCONSIN (4.1%)
           ----------------
    2,000,000 Wisconsin State General Obligation,
               Series 1992-A, 6.30%, 05/01/11.....                     2,157,500
    3,065,000 Wisconsin State General Obligation Refunding
               Bonds of 1996,
               Series1, 5.00%, 05/01/14...........                     2,900,256
    2,000,000 Wisconsin State General Obligation Bonds
               of 1994, Series A, 5.00%, 05/01/14.                     1,892,500
    2,500,000 Wisconsin State Transportation Revenue Bonds,
               Series A, 5.50%, 07/01/12..........                     2,481,250
    1,500,00 Wisconsin State Transportation Revenue
               Bonds,1994 Series A, 5.50%, 07/01/11                    1,462,500
                                                                      ----------
                                                                      10,894,006
                                                                      ----------

            Total long-term municipal securities
            (cost $249,797,168)...................                  $260,481,900
                                                                    ============

Cost also represents cost for federal income tax purposes.

Portfolio holding percentages represent market value as a percentage of net assets.

See accompanying notes to financial statements.

[PHOTO]                                      [PHOTO]
Mary Ellen Gere-Penna--                      E. Chris Evan--Nationwide(R)
Growth Fund and Money                        Fund and Government Bond
Market Fund, with her pet                    Fund, portrays Ohio Civil War
Sheltie, Mackenzie.                          General William T. Sherman.

NATIONWIDE(R) FAMILY OF FUNDS
NATIONWIDE(R) U.S. GOVERNMENT INCOME FUND

                             MANAGEMENT DISCUSSION
                              OF FUND PERFORMANCE

The total return for the Nationwide U.S. Government Income Fund for the year ended October 31, 1996, was 5.28% compared to a total return of 5.67% for its benchmark index, the Lehman Brothers Intermediate Government Bond Index.

The past 12 months have been a volatile period for the U.S. bond market. Early in the year, fears of a strengthening economy and higher inflation led to an increase in interest rates. More recently, as favorable inflation results have been released, inflationary concerns have eased and rates have declined from their highs at midyear. Content with the current state of the economy, the Federal Reserve has left the federal funds rate unchanged at 5.00% since early this year. The net change in interest rates over the past 12 months was an increase of approximately .35% in intermediate and long rates. The Fund under-performed the index during this period due to the Fund having a slightly longer average maturity than the index.

The U.S. Government Income Fund continues to be invested in sectors of the government agency and mortgage-backed markets perceived to be undervalued. Approximately 80% of portfolio assets are invested in the collateralized mortgage obligation (CMO) market. The yield on these conservatively structured investments continues to make them attractive portfolio holdings. The remainder of the portfolio is invested in repurchase agreements for liquidity purposes and callable government agency notes for increased portfolio yield.

Wayne T. Frisbee, CFA, Portfolio Manager



FUND VALUE                                                     $39,497,205

                              PORTFOLIO COMPOSITION

      Mortgage-backed securities.........................78.8%
      U.S. government and agency long-term obligations...18.2%
      Other assets less liabilities.......................3.0%



                                TOP FIVE HOLDINGS

                                               VALUE      %
-------------------------------------------------------------------------------
FHLMC (REMIC) Series 1462, Class PT        $5,155,545    13.1%
FNMA (REMIC) Series 93-203, Class PJ        4,905,045    12.4%
Federal Home Loan Banks                     4,012,716    10.2%
FNMA (REMIC) Series 92-151, Class H         3,745,596     9.5%
FHLMC (REMIC) Series 1344, Class D          3,735,156     9.5%



                                FUND PERFORMANCE

                        1992         1993       1994        1995       1996
      U.S.G.I.                                                       $13,532
      CPI                                                            $11,413
      L. Int. Govt.                                                  $13,504

Comparative performance of $10,00 invested in the Nationwide(R) U.S. Government Income Fund since inception (2/10/92), the Lehman Brothers Intermediate Government Bond Index* and the Consumer Price Index (CPI)** over the period since inception ended 10/31/96.

* The Lehaman Bothers Intermediate Government Bond Index represents an unmanaged group of bonds that are not adjusted for expense and includes bonds of lower quality than those purchaseed by our Fund.

** The Consumer Price Index is a broad index reflecting the price changes in a market basket of consumer goods and, unlike the U.S.G.I. Fund, does not reflect any fees or expenses.


                          AVERAGE ANNUAL TOTAL RETURN
                           FOR PERIOD ENDED 10/31/96

                                          1 YEAR        LIFE
Without sales charge.......................5.28%.........6.81%
With sales charge..........................0.32%.........6.64%

The without sales charge returns do not reflect the effects of sales charges. The with sales charge assumes the applicable contigent deferred sales charge
(CDSC) was paid on withdrawls wich has the most dramatic effect on the one-year performance figures. The CDSC declines from 5% in the first year to 0% after 5 years.

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results.

                               FUND HIGHLIGHTS

Monthly income is paid by the Nationwide(R) U.S. Government
Income Fund from a high-quality portfolio of government securities. These securities are generally considered among the safest, though they are not specifically rated by the credit rating agencies.

In a attempt to minimize share price fluctuation, the Nation- wide(R) U. S. Government Income Fund maintains an average portfolio maturity of 10 years or less. Generally, shorter maturities are less subject to price fluctuation. Of course, all bond prices (U.S. Government, municipal and corporate) are affected by interest rates.

                            STATEMENT OF INVESTMENTS
                   NATIONWIDE(R) U.S. GOVERNMENT INCOME FUND
                                                                OCTOBER 31, 1996

--------------------------------------------------------------------------------
PRINCIPAL SECURITY                                    VALUE
--------------------------------------------------------------------------------
           MORTGAGE-BACKED SECURITIES (78.8%)
           ----------------------------------
$1,500,000  FNMA Series 92-126, Class VB,
               8.00%, 07/25/02.................... $  1,553,774
 5,000,000  FHLMC REMIC Series 1462, Class PT,
               7.50%, 01/15/03....................    5,155,545
 3,000,000  FHLMC REMIC Series 1313, Class G,
               7.25%, 06/15/07....................    3,054,297
 4,000,000  FHLMC REMIC Series 1344, Class D,
               6.00%, 08/15/07....................    3,735,156
 4,000,000  FNMA REMIC Series 92-151, Class H,
               6.00%, 08/25/07...................     3,745,596
   414,545  FNMA REMIC Series 1988-25, Class B,
               9.25%, 10/25/18....................      439,405
 2,614,713  FNMA REMIC Series 1990-7, Class B,
               8.50%, 01/25/20....................    2,722,698
 3,437,917  FHLMC REMIC Series 31, Class E,
               7.55%, 05/15/20....................    3,482,847
 2,180,509  FNMA REMIC Series 1992-81, Class Z,
               8.50%, 04/25/22....................    2,314,019
 5,000,000  FNMA REMIC Series 1993-203, Class PJ,
               6.50%, 10/15/23....................    4,905,045
                                                     ----------
            Total mortgage backed securities
            (cost $30,801,959)....................   31,108,382
                                                     ----------

           U.S. GOVERNMENT AND AGENCY
           LONG-TERM OBLIGATIONS (18.2%)
           -----------------------------
 1,000,000  Federal Home Loan Mortgage Corp.
               7.445%, 04/14/04...................    1,015,967
 4,000,000  Federal Home Loan Banks
               6.36%, 03/21/01....................    4,012,716
 1,550,000  Federal National Mortgage Association
               7.26%, 10/05/05....................    1,545,296
 2,000,000  Resolution Funding STRIPS,
               0.00%, 07/15/13....................      633,058
                                                     ----------
            Total U.S. government and agency
            long-term obligations
            (cost $6,992,990).....................    7,207,037
                                                     ----------

           REPURCHASE AGREEMENT (2.7%)
           ---------------------------
 1,055,000  Prudential Securities
            5.55%, due 11/01/96, Collateralized by
            $1,075,000 Student Loan Marketing
            Association Fund 0.00%, due 04/10/97,
            market value $1,077,688 (cost $1,055,000) 1,055,000
                                                     ----------

            Total investments
            (cost $38,849,949).................... $ 39,370,419
                                                   ============

The abbreviations in the statement above stand for the following:
   FNMA  Federal National Mortgage Association
   FHLMC  Federal Home Loan Mortgage Corporation
   REMIC  Real Estate Mortgage Investment Conduit

Cost also represents cost for federal income tax purposes.

Portfolio holding percentages represent market value as a percentage of net assets.

See accompanying notes to financial statements.

[PHOTO]

Christopher M. Hungerford (right)-
Growth Fund, accepts his first place
certificate for winning the Champlain
Country Club's 1995 Jr. Championship in
St. Albans, Vermont.

[PHOTO]

From l. to r. Miranda, Katrina and Desiree (twins) and Nichole are the daughters of Timothy Guaraldi-
Nationwide(R) Fund and Growth Fund.

NATIONWIDE(R) FAMILY OF FUNDS
                        NATIONWIDE(R) MONEY MARKET FUND

                             MANAGEMENT DISCUSSION
                              OF FUND PERFORMANCE

The year ended October 31, 1996, has been one of very stable short-term interest rates, which has produced the consistent yield in the Nationwide Money Market Fund. The total return for the year ended October 31, 1996, was 5.05% compared to the Consumer Price Index total return of 2.99%.

The Federal Reserve Board (Feds) has not found sufficient justification to alter monetary policy, and has left the discount rate unchanged at 5.00% since January of this year. Market rates have been nearly as steady. For example, 30-day prime commercial paper has traded between 5.16% and 5.45% this year, and 3-month U.S. Treasury bills have traded between 5.02% and 5.48%.

The absence of inflation has allowed the Feds to stay the course despite periodic indications of strength in the economy and upward pressure on some commodity prices, particularly oil. Both consumer and producer prices have held in what is perceived by the markets as an acceptable range.

Prime commercial paper has continued to provide the best risk/return profile, accounting for its dominant portfolio weighting. The strategy of selecting securities which provide the optimal relative value within a balanced maturity structure will continue, with the focus on liquidity and a stable share value.

William M. Burtch, MBA, Portfolio Manager

FUND VALUE                                                       $729,499,762

                              PORTFOLIO COMPOSITION

      Commercial paper................................................ 92.4%
      Canadian government.............................................  5.1%
      U.S. government obligations and other assets less liabilities ..  2.5%

                                TOP FIVE HOLDINGS
                                             VALUE         %
------------------------------------------------------------------------------
Merrill Lynch & Co.                       $29,181,062     4.0%
MetLife Funding, Inc.                      28,247,486     3.9%
Old Republic Capital Corp.                 28,036,983     3.8%
National Rural Utilities                   27,891,342     3.8%
Norwest Corporation                        27,027,238     3.7%

                                FUND PERFORMAMCE

        1987    1988   1989   1990   1991   1992   1993   1994   1995   1996
MMF                                                                     $17,176
CPI                                                                     $14,365

Comparative performance of $10,000 invested in the Nationwide(R) Money market Fund and the Consumer Price Index (CPI)* over a 10-year period ended 10/31/96.

* The Consumer Price Index is a broad index reflecting price changes in a market basket of consumer goods and, unlike the Money Market Fund, does not reflect any fees or expenses.

                          AVERAGE ANNUAL TOTAL RETURN
                           FOR PERIODS ENDED 10/31/96

                                1 YEAR      5 YEAR     10 YEAR
Without sales charge.............5.05%.......3.99%.......5.55%

An investment in the Money Market Fund is neither insured nor guaranteed by the U.S. Government and there can be no assurance that it will be able to maintain a stable net asset value of $1.00 per share. There are no sales charges in the Nationwide(R) Money Market Fund. Past performance is no guarantee of future results.

                                 FUND HIGHLIGHTS

Due to daily dividend compounding from a high-quality portfolio, the Nationwide(R) Money Market Fund offers high current market rates -- plus stability of principal since the Fund seeks to maintain a constant $1.00 per share net asset value. During the Fund's life, its share price has always been $1.00.

Benefits of the Nationwide(R) Money Market Fund include liquidity without penalty, competitive current market rates, daily compounding, security of principal and free checkwriting privileges ($500 minimum).

                           STATEMENT OF INVESTMENTS
                       NATIONWIDE(R) MONEY MARKET FUND
                                                                OCTOBER 31, 1996

--------------------------------------------------------------------------------
PRINCIPAL SECURITY                                   VALUE
--------------------------------------------------------------------------------

           CANADIAN GOVERNMENT OBLIGATIONS (5.1%)
           --------------------------------------
            British Columbia (Providence Of)
$5,000,000  5.23%, due 11/18/96...................  $ 4,987,652
 5,000,000  5.23%, due 12/27/96...................    4,959,322
 5,000,000  5.37%, due 02/10/97...................    4,924,671
 5,000,000  5.44%, due 03/13/97...................    4,900,267
            Canadian Wheat Board
 5,000,000  5.35%, due 11/20/96...................    4,985,882
 8,000,000  5.37%, due 12/16/96...................    7,946,300
 1,500,000  5.27%, due 12/20/96...................    1,489,240
 3,395,000  5.25%, due 01/10/97...................    3,360,343
                                                    -----------
            Total Canadian government obligations
            (cost $37,553,677)....................   37,553,677
                                                    -----------

           COMMERCIAL PAPER   (92.4%)
           --------------------------
           Auto/Finance (2.5%)
            Ford Motor Credit Co.
 4,000,000  5.48%, due 11/07/96...................    3,996,347
 3,800,000  5.30%, due 11/12/96...................    3,793,846
 5,500,000  5.25%, due 12/09/96...................    5,469,521
 5,440,000  5.31%, due 01/30/97...................    5,367,784
                                                    -----------
                                                     18,627,498
                                                    -----------

           BANKS (12.0%)
           -------------
            Banc One Corp.
 5,000,000  5.30%, due 11/15/96...................    4,989,694
 5,000,000  5.24%, due 12/13/96...................    4,969,433
            Corestates Capital Corp.
 8,000,000  5.32%, due 01/28/97...................    7,895,964
            J.P. Morgan & Co., Inc.
 4,000,000  5.23%, due 11/06/96...................    3,997,094
 3,000,000  5.48%, due 11/08/96...................    2,996,804
 5,000,000  5.47%, due 11/12/96...................    4,991,643
 8,640,000  5.42%, due 12/12/96...................    8,586,667
 5,000,000  5.40%, due 12/13/96...................    4,968,500
            National City Credit Corp.
 9,000,000  5.35%, due 11/06/96...................    8,993,313
 8,000,000  5.26%, due 12/04/96...................    7,961,427
            Norwest Corp.
 6,000,000  5.42%, due 11/04/96...................    5,997,290
 7,530,000  5.30%, due 11/26/96...................    7,502,285
 9,480,000  5.30%, due 01/08/97...................    9,385,095
 4,185,000  5.29%, due 01/09/97...................    4,142,568
                                                    -----------
                                                     87,377,777
                                                    -----------

           BROKER-DEALERS (14.1%)
           ----------------------
            Bear Stearns Companies, Inc.
 8,000,000  5.34%, due 11/08/96...................    7,991,693
 7,000,000  5.42%, due 11/12/96...................    6,988,407
 8,000,000  5.42%, due 01/03/97...................    7,924,120
            Dean Witter Discover & Co.
 5,000,000  5.30%, due 01/31/97...................    4,933,014
 5,000,000  5.31%, due 01/31/97...................    4,932,888
            Goldman Sachs Group
 8,000,000  5.25%, due 11/18/96...................    7,980,167
 2,123,000  5.26%, due 11/21/96...................    2,116,796
 8,000,000  5.24%, due 11/25/96...................    7,972,053
            Merrill Lynch & Co., Inc.
 2,912,000  5.62%, due 11/01/96...................    2,912,000
 3,165,000  5.26%, due 11/05/96...................    3,163,150
 7,900,000  5.37%, due 11/07/96...................    7,892,930
 4,150,000  5.43%, due 11/19/96...................    4,138,733
 5,000,000  5.40%, due 11/22/96...................    4,984,250
   870,000  5.27%, due 11/27/96...................      866,689
 4,000,000  5.30%, due 11/27/96...................    3,984,689
 1,245,000  5.27%, due 12/06/96...................    1,238,621
            Morgan Stanley Group, Inc.
 8,000,000  5.52%, due 01/13/97...................    7,910,453
 6,000,000  5.32%, due 01/15/97...................    5,933,500
            Smith Barney, Inc.
 9,055,000  5.27%, due 11/04/96...................    9,051,023
                                                    -----------
                                                    102,915,176
                                                    -----------

           CHEMICALS (7.2%)
           ----------------
            Great Lakes Chemical Corp.
 5,000,000  5.25%, due 11/18/96...................    4,987,604
$8,000,000  5.25%, due 11/20/96................... $  7,977,833
 6,545,000  5.25%, due 12/02/96...................    6,515,411
            Monsanto Co.
 6,116,000  5.45%, due 11/22/96...................    6,096,556
 7,000,000  5.25%, due 12/06/96...................    6,964,271
 5,000,000  5.25%, due 12/09/96...................    4,972,292
 7,000,000  5.32%, due 01/08/97...................    6,929,658
            PPG Industries, Inc.
 8,000,000  5.24%, due 12/18/96...................    7,945,271
                                                    -----------
                                                     52,388,896
                                                    -----------

           CONSUMER PRODUCTS (1.1%)
           ------------------------
            Clorox Co.
 8,000,000  5.40%, due 12/09/96...................    7,954,400
                                                    -----------

           CONSUMER SALES FINANCE (5.5%)
           -----------------------------
            Associates Corp. of North America
 8,050,000  5.33%, due 12/02/96...................    8,013,053
 6,000,000  5.28%, due 12/11/96...................    5,964,800
 7,000,000  5.26%, due 12/17/96...................    6,952,952
 5,260,000  5.30%, due 01/10/97...................    5,205,793
            Avco Financial Services, Inc.
 6,000,000  5.29%, due 01/28/97...................    5,922,413
            Beneficial Corp.
 8,370,000  5.38%, due  11/14/96..................    8,353,739
                                                    -----------
                                                     40,412,750
                                                    -----------

           CORPORATE CREDIT UNIONS (1.5%)
           ------------------------------
            U.S. Central Credit
 2,570,000  5.25%, due 11/07/96...................    2,567,751
 8,730,000  5.32%, due 12/03/96...................    8,688,717
                                                    -----------
                                                     11,256,468
                                                    -----------

           DIVERSIFIED FINANCE (3.5%)
           --------------------------
            General Electric Capital Corp.
 3,000,000  5.40%, due 11/20/96...................    2,991,450
 7,000,000  5.39%, due 11/25/96...................    6,974,847
 8,375,000  5.33%, due 11/27/96...................    8,342,761
 4,400,000  5.425%, due 12/05/96..................    4,377,456
 3,240,000  5.33%, due 03/06/97...................    3,180,038
                                                    -----------
                                                     25,866,552
                                                    -----------

           ELECTRIC UTILITY (3.8%)
           -----------------------
            National Rural Utilities Cooperative Finance Corp.
 4,247,000  5.36%, due 11/01/96...................    4,247,000
   375,000  5.36%, due 11/18/96...................      374,051
 7,455,000  5.25%, due 12/10/96...................    7,412,600
 6,000,000  5.33%, due 12/10/96...................    5,965,355
 5,000,000  5.32%, due 01/09/97...................    4,949,017
 5,000,000  5.30%, due 01/17/97...................    4,943,319
                                                    -----------
                                                     27,891,342
                                                    -----------

           ENTERTAINMENT (3.2%)
           --------------------
            Walt Disney Co.
 8,000,000  5.28%, due 12/04/96...................    7,961,280
 8,000,000  5.27%, due 01/06/97...................    7,922,707
 2,545,000  5.27%, due 01/06/97...................    2,520,411
 5,000,000  5.28%, due 02/03/97...................    4,931,067
                                                    -----------
                                                     23,335,465
                                                    -----------

           FINANCE (2.7%)
           --------------
            American Express Credit Corp.
 6,000,000  5.28%, due 12/11/96...................    5,964,800
 8,000,000  5.26%, due 12/12/96...................    7,952,076
 6,000,000  5.24%, due 12/20/96...................    5,957,207
                                                    -----------
                                                     19,874,083
                                                    -----------

           FOOD & BEVERAGES (6.2%)
           -----------------------
            CPC International, Inc.
 2,790,000  5.27%, due 11/20/96...................    2,782,240
 6,747,000  5.30%, due 12/03/96...................    6,715,214
 8,765,000  5.31%, due 01/13/97...................    8,670,623
 3,200,000  5.31%, due 01/27/97...................    3,158,936
            Campbell Soup Co.
 5,000,000  5.46%, due 12/05/96...................    4,974,217

                         NATIONWIDE(R) MONEY MARKET FUND
                                                                OCTOBER 31, 1996

--------------------------------------------------------------------------------
PRINCIPAL SECURITY                                   VALUE
--------------------------------------------------------------------------------


$8,000,000 5.47%, due 12/30/96................... $   7,928,283
            Heinz (H.J.) Co.
 8,000,000  5.24%, due 11/26/96...................    7,970,889
 2,790,000  5.25%, due 12/04/96...................    2,776,573
                                                    -----------
                                                     44,976,975
                                                    -----------

           HEAVY EQUIPMENT FINANCE (1.9%)
           ------------------------------
            Caterpillar Financial Services
 8,000,000  5.27%, due 11/01/96...................    8,000,000
 5,675,000  5.27%, due 12/03/96...................    5,648,416
                                                    -----------
                                                     13,648,416
                                                    -----------

           INSURANCE (9.2%)
           ----------------
            Marsh & McLennan Co.
 4,535,000  5.26%, due 11/05/96...................    4,532,350
            MetLife Funding, Inc.
 8,065,000  5.38%, due 11/05/96...................    8,060,179
 9,290,000  5.28%, due 11/14/96...................    9,272,287
 6,000,000  5.23%, due 12/06/96...................    5,969,492
 5,000,000  5.30%, due 01/14/97...................    4,945,528
            Old Republic Capital Corp.
 5,000,000  5.53%, due 11/06/96...................    4,996,160
 5,000,000  5.37%, due 12/04/96...................    4,975,387
 5,000,000  5.26%, due 12/10/96...................    4,971,508
 2,171,000  5.26%, due 12/10/96...................    2,158,629
 5,000,000  5.55%, due 01/07/97...................    4,948,354
 6,050,000  5.60%, due 01/07/97...................    5,986,945
            Principal Mutual Life Co., Inc.
 1,000,000  5.24%, due 11/05/96...................      999,418
 5,000,000  5.24%, due 11/08/96...................    4,994,906
                                                    -----------
                                                     66,811,143
                                                    -----------

           LEASE FINANCING (1.9%)
           ----------------------
            PHH Corp.
 9,000,000  5.23%, due 11/13/96...................    8,984,310
 5,000,000  5.25%, due 12/17/96...................    4,966,458
                                                    -----------
                                                     13,950,768
                                                    -----------

           MISCELLANEOUS MANUFACTURING (1.1%)
           ----------------------------------
            Illinois Tool Works
 3,000,000  5.32%, due 11/19/96...................    2,992,020
 5,000,000  5.37%, due 11/19/96...................    4,986,575
                                                    -----------
                                                      7,978,595
                                                    -----------

           OFFICE EQUIPMENT & SUPPLIES (1.2%)
           ----------------------------------
            Pitney Bowes Credit Corp.
 5,000,000  5.47%, due 02/20/97...................    4,915,671
 4,275,000  5.42%, due 02/24/97...................    4,200,982
                                                    -----------
                                                      9,116,653
                                                    -----------

           OIL & GAS (0.2%)
           ----------------
            Koch Industries, Inc.
 1,193,000  5.24%, due 12/17/96...................    1,185,012
                                                    -----------

           PACKAGING/CONTAINERS (2.0%)
           ---------------------------
            Bemis Co., Inc.
 8,600,000  5.28%, due 11/04/96...................    8,596,215
 6,000,000  5.25%, due 12/03/96...................    5,972,000
                                                    -----------
                                                     14,568,215
                                                    -----------

           PAPER & FOREST PRODUCTS (0.7%)
           ------------------------------
            Sonoco Products Co.
 5,000,000  5.38%, due 11/12/96...................    4,991,780
                                                    -----------

           PHARMACEUTICALS/PERSONAL CARE (3.2%)
           ------------------------------------
            Abbott Laboratories
 2,350,000  5.27%, due 01/16/97...................    2,323,855
            Glaxo Wellcome
 3,000,000  5.31%, due 01/22/97...................    2,963,715
 8,000,000  5.31%, due 01/22/97...................    7,903,240
            Schering Corp.
 2,040,000  5.27%, due 11/21/96...................    2,034,027
 8,000,000  5.30%, due 03/18/97...................    7,838,643
                                                    -----------
                                                     23,063,480
                                                    -----------
           PREMIUM FINANCE (1.7%)
           ----------------------
            A.I. Credit Corp.
$3,000,000  5.27%, due 01/06/97................... $  2,971,015
 9,600,000  5.30%, due 03/10/97...................    9,417,680
                                                    -----------
                                                     12,388,695
                                                    -----------
           PRINTING & PUBLISHING (3.6%)
           ----------------------------
            Donnelley RR & Sons
 5,000,000  5.25%, due 12/16/96...................    4,967,188
 6,600,000  5.25%, due 12/16/96...................    6,556,688
            McGraw-Hill, Inc.
 9,740,000  5.33%, due 11/19/96...................    9,714,043
 4,684,000  5.45%, due 11/26/96...................    4,666,271
                                                    -----------
                                                     25,904,190
                                                    -----------
           RAILROADS (2.4%)
           ----------------
            Norfolk & Southern Railway Co.
 5,000,000  5.29%, due 12/06/96...................    4,974,285
 8,000,000  5.42%, due 12/19/96...................    7,942,187
 5,000,000  5.30%, due 01/14/97...................    4,945,528
                                                    -----------
                                                     17,862,000
                                                    -----------
            Total commercial paper
            (cost $674,346,329)...................  674,346,329
                                                    -----------

           U.S. GOVERNMENT AND AGENCY
           OBLIGATIONS (2.4%)
           ------------------
            U.S. Treasury Bills
 5,000,000  4.81%, due 11/14/96...................    4,991,316
 3,090,000  4.86%, due 01/09/97...................    3,061,216
 5,000,000  5.08%, due 02/06/97...................    4,931,562
 5,000,000  5.41%, due 05/29/97...................    4,842,960
                                                    -----------
            Total U.S. government and agency obligations
            (cost $17,827,054)....................   17,827,054
                                                    -----------

            Total investments
            (cost $729,727,060)................... $729,727,060
                                                   ============

Cost also represents cost for federal income tax purposes.

Portfolio holding percentages represent value as a percentage of net assets.

See accompanying notes to financial statements.

NATIONWIDE(R) FAMILY OF FUNDS
                      STATEMENTS OF ASSETS AND LIABILITIES
                                                                OCTOBER 31, 1996


                                       NATIONWIDE(R)                   NATIONWIDE(R)     NATIONWIDE(R)  NATIONWIDE(R)  NATIONWIDE(R)
                                         GROWTH         NATIONWIDE(R)     BOND              TAX-FREE      U.S. GOV'T   MONEY MARKET
                                          FUND             FUND           FUND            INCOME FUND    INCOME FUND       FUND
ASSETS

Investments in securities, at value   $ 652,778,128    $960,505,467   $ 131,018,346    $ 260,481,900   $ 39,370,419   $ 729,727,060
(cost $494,088,843; $586,877,361;
$128,346,516; $249,797,168;
$38,849,949 and $729,727,060,
respectively)

Cash                                         94,763          50,014          29,236               --          6,124         283,618

Receivable for Fund shares sold             210,998              --          37,561           27,805         41,813         116,465

Receivable for investment
securities sold                           2,528,450         782,206         973,125        1,442,362             --              --

Accrued interest and dividends
receivable                                  427,232       1,751,914       2,595,433        5,172,757        225,705              --
                                      ---------------------------------------------------------------------------------------------
Total assets                            656,039,571     963,089,601     134,653,701      267,124,824     39,644,061     730,127,143
                                      ---------------------------------------------------------------------------------------------

LIABILITIES

Bank loan                                        --              --              --          502,400             --              --

Payable for Fund shares redeemed                 --       1,222,647         189,600          379,446         60,012          97,247

Payable for investment securities
purchased                                        --       2,726,188         994,063        1,031,040             --              --

Accrued management fees                     281,477         402,203          55,806          145,200         21,576         270,342

Accrued transfer agent fees                  59,010          60,499          13,201           26,200          3,553          57,390

Accrued distribution fees                        --              --              --           44,732          6,639              --

Dividends payable                              (892)          3,907         122,798          321,112         48,045         126,215

Other accrued expenses                       84,271          84,387          25,501           32,934          7,031          76,187
                                      ---------------------------------------------------------------------------------------------
Total liabilities                           423,866       4,499,831       1,400,969        2,483,064        146,856         627,381
                                      ---------------------------------------------------------------------------------------------
NET ASSETS                            $ 655,615,705    $958,589,770   $ 133,252,732    $ 264,641,760   $ 39,497,205   $ 729,499,762
                                      =============================================================================================

NET ASSETS REPRESENTED BY:
Capital Shares, $1 par value
 outstanding                          $  49,152,969    $ 46,957,777   $  14,264,079    $  25,842,939   $  3,932,514   $ 729,501,084

Capital paid in excess of par value     402,016,940     477,434,454     125,775,070      231,376,463     35,480,301              --

Net unrealized appreciation             158,689,285     373,628,106       2,671,830       10,684,732        520,470              --

Accumulated undistributed net
realized gain (loss)                     45,458,844      59,191,383      (9,525,283)      (3,251,345)      (401,674)             --

Accumulated undistributed
(distributions in excess of)
net investment income                       297,667       1,378,050          67,036          (11,029)       (34,406)         (1,322)
                                      ---------------------------------------------------------------------------------------------
NET ASSETS                            $ 655,615,705    $958,589,770   $ 133,252,732    $ 264,641,760   $ 39,497,205   $ 729,499,762
                                      =============================================================================================
Shares outstanding (unlimited
number of shares authorized)             49,152,969      46,957,777      14,264,079       25,842,939      3,932,514     729,501,084
                                      =============================================================================================
Net asset value per share             $       13.34    $      20.41   $        9.34    $       10.24   $      10.04   $        1.00
                                      =============================================================================================
Offering price (100%/(100%-Maximum
 Sales Charge) of net asset value
 adjusted to nearest cent) per
 share*                               $       13.97    $      21.37   $        9.78    $       10.24   $      10.04   $        1.00
                                      =============================================================================================
Maximum sales charge                           4.50%           4.50%           4.50%              --             --              --
                                      =============================================================================================



*For Nationwide(R) Tax-Free Income Fund and U.S. Government Income Fund, redemption price per share varies by length of time shares are held.

See accompanying notes to financial statements.

NATIONWIDE(R) FAMILY OF FUNDS
                         STATEMENTS OF OPERATIONS
                                             FOR THE YEAR ENDED OCTOBER 31, 1996


                                           NATIONWIDE(R)                NATIONWIDE(R) NATIONWIDE(R) NATIONWIDE(R) NATIONWIDE(R)
                                             GROWTH       NATIONWIDE(R)     BOND        TAX-FREE    U.S. GOV'T    MONEY MARKET
                                              FUND           FUND           FUND       INCOME FUND  INCOME FUND      FUND
INVESTMENT INCOME:

INCOME:

Dividends                                  $ 8,494,220  $ 20,514,352            --           --           --            --

Interest                                     3,349,087     1,573,774    $9,681,741  $15,653,726  $ 2,717,130   $36,273,232
                                           ---------------------------------------------------------------------------------
Total income                                11,843,307    22,088,126     9,681,741   15,653,726    2,717,130    36,273,232
                                           ---------------------------------------------------------------------------------
EXPENSES:

Investment management fees                   3,212,196     4,425,921       663,545    1,704,966      255,149     3,280,802

Distribution fees                                   --            --            --      921,340      137,388            --

Transfer agent fees                            683,043       698,913       161,300      159,115       40,299       653,631

Shareholders' reports                          138,109       139,217        65,742       52,776       15,248       190,601

Registration fees                                   --            --            --       22,972       15,000            --

Professional services                           29,866        32,656         5,234       12,679        1,260        24,893

Custodian fees                                  31,869        43,290        16,048       41,455        7,400        41,694

Trustees' fees and expenses                     17,978        21,747         3,822        2,743          396        18,215

Other                                           26,307        34,960         6,992       12,994        2,336        27,000
                                           ---------------------------------------------------------------------------------
Total expenses before waived expenses        4,139,368     5,396,704       922,683    2,931,040      474,476     4,236,836

Total waived expenses                               --            --            --      394,860       58,881       328,076

Net expenses                                 4,139,368     5,396,704       922,683    2,536,180      415,595     3,908,760
                                           ---------------------------------------------------------------------------------
NET INVESTMENT INCOME                      $ 7,703,939   $16,691,422    $8,759,058  $13,117,546  $ 2,301,535   $32,364,472
                                           =================================================================================

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:

Net realized gain (loss) on investments    $45,484,621   $ 59,251,910   $ (171,239) $ 2,055,736  $   34,406            --

Net change in unrealized appreciation
 (depreciation)                             20,001,960    127,452,048   (2,045,242)  (1,473,376)   (277,059)           --
                                           ---------------------------------------------------------------------------------
Net realized and unrealized gain (loss)
 on investments                             65,486,581    186,703,958   (2,216,481)     582,360    (242,653)           --
                                           ---------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                  $73,190,520   $203,395,380   $6,542,577  $13,699,906  $2,058,882    $32,364,472
                                           =================================================================================

See accompanying notes to financial statements.

NATIONWIDE(R) FAMILY OF FUNDS
                       STATEMENTS OF CHANGES IN NET ASSETS


                                                NATIONWIDE(R)                NATIONWIDE(R)                   NATIONWIDE(R)
                                                GROWTH FUND                      FUND                          BOND FUND

                                        Year ended       Year ended     Year ended      Year ended      Year ended      Year ended
                                        October 31,      October 31,    October 31,     October 31,     October 31,     October 31,
                                           1996            1995            1996            1995            1996            1995
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income                 $   7,703,939   $   8,424,199   $  16,691,422   $  14,301,965   $   8,759,058   $   8,946,837

Net realized gain (loss) on investment   45,484,621      55,104,961      59,251,910      42,454,076        (171,239)     (2,695,214)

Net change in unrealized appreciation
(depreciation) of investments            20,001,960      34,260,953     127,452,048      73,761,567      (2,045,242)     17,358,003
                                      ---------------------------------------------------------------------------------------------

Net increase in net assets resulting
from operations                          73,190,520      97,790,113     203,395,380     130,517,608       6,542,577      23,609,626

Distributions to shareholders from:

Net investment income                    (7,521,249)     (8,424,199)    (16,077,181)    (14,459,586)     (8,801,481)     (8,917,890)

In excess of net investment income               --         (50,491)             --              --              --              --

Net realized gain from investment
transactions                            (55,130,738)     (9,636,714)    (42,514,603)    (54,955,514)             --              --
                                      ---------------------------------------------------------------------------------------------

Decrease in net assets from
distributions to shareholders           (62,651,987)    (18,111,404)    (58,591,784)    (69,415,100)     (8,801,481)     (8,917,890)

CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares         91,753,548      78,233,932     100,830,600      44,342,114      17,666,533      14,412,502

Net asset value of shares issued to
shareholders from reinvestment of
dividends                                61,359,336      17,836,103      51,530,171      60,306,894       7,287,372       7,950,830

Cost of shares redeemed                 (90,962,567)    (57,537,318)   (134,240,940)    (76,759,052)    (23,074,853)    (27,877,661)
                                      ---------------------------------------------------------------------------------------------

Increase (decrease) in net assets
derived from capital share
transactions                             62,150,317      38,532,717      18,119,831      27,889,956       1,879,052      (5,514,329)
                                      ---------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS    72,688,850     118,211,426     162,923,427      88,992,464        (379,852)      9,177,407

NET ASSETS-BEGINNING OF PERIOD          582,926,855     464,715,429     795,666,343     706,673,879     133,632,584     124,455,177
                                      ---------------------------------------------------------------------------------------------
NET ASSETS-END OF PERIOD              $ 655,615,705   $ 582,926,855   $ 958,589,770   $ 795,666,343   $ 133,252,732   $ 133,632,584
                                      =============================================================================================

Undistributed net realized gain (loss)
on investments included in net assets
at end of period                      $  45,458,844   $  55,104,961   $  59,191,383   $  42,454,076   $  (9,525,283)  $  (9,354,044)
                                      =============================================================================================

Undistributed net investment income
included in net assets at end
of period                             $     297,667   $     114,977   $   1,378,050   $     763,809   $      67,036   $     109,459
                                      =============================================================================================

SHARE ACTIVITY:

Shares sold                               7,069,963       6,444,023       5,349,375       2,806,172       1,897,464       1,613,435

Reinvestment of dividends                 4,952,188       1,578,080       2,874,632       4,081,126         784,086         892,591

Shares redeemed                          (6,978,391)     (4,861,121)     (7,129,736)     (4,857,164)     (2,486,318)     (3,144,695)
                                      ---------------------------------------------------------------------------------------------

Net increase (decrease) in number
of shares                                 5,043,760       3,160,982       1,094,271       2,030,134         195,232        (638,669)
                                      =============================================================================================



See accompanying notes to financial statements.

NATIONWIDE(R) FAMILY OF FUNDS
                       STATEMENTS OF CHANGES IN NET ASSETS


                                         NATIONWIDE(R)                   NATIONWIDE(R)              NATIONWIDE(R)
                                      TAX-FREE INCOME FUND         U.S. GOV'T INCOME FUND         MONEY MARKET FUND

                                 Year ended       Year ended     Year ended    Year ended    Year ended     Year ended
                                 October 31,      October 31,    October 31,   October 31,   October 31,    October 31,
                                    1996            1995            1996          1995         1996           1995

INCREASE (DECREASE) IN
NET ASSETS:

OPERATIONS:

Net investment income          $  13,117,546  $  13,060,318  $  2,301,535  $  2,266,549  $  32,364,472   $  29,238,839

Net realized gain (loss) on
investments                        2,055,736     (3,951,178)       34,406        70,730             --           4,106

Net change in unrealized
appreciation  (depreciation)
of investments                    (1,473,376)    24,981,359      (277,059)    3,505,345             --              --
                               ---------------------------------------------------------------------------------------

Net increase in net assets
resulting from operations         13,699,906     34,090,499     2,058,882     5,842,624     32,364,472      29,242,945

DISTRIBUTIONS TO
SHAREHOLDERS FROM:

Net investment income            (13,122,781)   (13,407,484)   (2,301,535)   (2,266,549)   (32,359,207)    (29,239,264)

In excess of net investment
income                               (11,029)            --       (34,406)           --             --          (6,587)

Net realized gain from
investment transactions                   --             --            --            --         (4,106)             --

Paid in capital                           --             --           (10)      (14,726)            --              --
                               ---------------------------------------------------------------------------------------

Decrease in net assets from
distributions to shareholders    (13,133,810)   (13,407,484)   (2,335,951)   (2,281,275)   (32,363,313)    (29,245,851)

CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares  20,245,316     18,662,663     4,773,320     3,165,132    746,407,569     626,666,560

Net asset value of shares
issued to shareholders from
reinvestment of dividends          9,330,442     10,382,144     1,753,068     1,830,091     30,963,908      29,971,841

Cost of shares redeemed          (27,983,697)   (28,340,872)   (6,529,084)   (6,528,260)  (652,583,762)
                               ---------------------------------------------------------------------------------------

Increase (decrease) in net
assets  derived from capital
share transactions                 1,592,061        703,935        (2,696)   (1,533,037)   124,787,715     112,976,889
                               ---------------------------------------------------------------------------------------

NET INCREASE (DECREASE)
IN NET ASSETS                      2,158,157     21,386,950      (279,765)    2,028,312    124,788,874     112,973,983

NET ASSETS-BEGINNING OF PERIOD   262,483,603    241,096,653    39,776,970    37,748,658    604,710,888     491,736,905
                               ---------------------------------------------------------------------------------------

NET ASSETS-END OF PERIOD       $ 264,641,760  $ 262,483,603  $ 39,497,205  $ 39,776,970  $ 729,499,762   $ 604,710,888
                               =======================================================================================

Undistributed net realized
gain (loss) on investments
included in net assets
at end of period               $  (3,251,345) $  (5,307,081) $   (401,674) $   (436,080) $          --   $       4,106
                               =======================================================================================

Undistributed (distributions
in excess of) net investment
income included in net assets
at end of period               $     (11,029) $       5,235  $    (34,406) $         --  $      (1,322)  $      (6,587)
                               =======================================================================================

SHARE ACTIVITY:

Shares sold                        1,986,252      1,898,854       482,073       326,609    746,407,569     626,666,560

Reinvestment of dividends            914,259      1,056,582       175,851       189,664     30,963,908      29,971,841

Shares redeemed                   (2,748,350)    (2,901,957)     (655,486)     (681,184)  (652,583,762)   (543,661,512)
                               ---------------------------------------------------------------------------------------

Net increase (decrease) in
number of shares                     152,161         53,479         2,438      (164,911)   124,787,715     112,976,889
                               =======================================================================================



See accompanying notes to financial statements.

NATIONWIDE(R) FAMILY OF FUNDS
                              FINANCIAL HIGHLIGHTS
           SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING


                                                                                 NATIONWIDE(R) GROWTH FUND
                                                                                   Years ended October 31,

                                                             1996          1995            1994            1993           1992
NET ASSET VALUE-BEGINNING OF PERIOD                   $      13.22   $      11.35    $     11.14    $       9.94    $     9.57

Net investment income                                         0.16           0.21           0.09            0.17          0.20

Net realized gain (loss) and unrealized
appreciation (depreciation)                                   1.36           2.10           0.53            1.41          0.46
                                                      ------------------------------------------------------------------------------

Total from investment operations                              1.52           2.31           0.62            1.58          0.66

Dividends from net investment income                         (0.16)         (0.20)         (0.19)          (0.17)        (0.20)

Distributions from net realized gain from
investment transactions                                      (1.24)         (0.24)         (0.22)          (0.21)        (0.09)
                                                      ------------------------------------------------------------------------------

Total distributions                                          (1.40)         (0.44)         (0.41)          (0.38)        (0.29)
                                                      ------------------------------------------------------------------------------

Net increase (decrease) in net asset value                    0.12           1.87           0.21            1.20          0.37

NET ASSET VALUE-END OF PERIOD                         $      13.34   $      13.22    $     11.35     $     11.14    $     9.94
                                                      ==============================================================================

Total Return (excludes sales charges)                        12.36%         21.01%          5.73%          16.16%         6.94%

Net Assets, End of Period (000)                       $    655,616    $   582,927    $   464,715     $    411,853   $  330,950

Ratio of expenses to average net assets                       0.64%          0.66%          0.68%           0.68%         0.65%

Ratio of net investment income to average net assets          1.20%          1.66%          1.71%           1.63%         1.97%

Portfolio turnover                                           25.61%         27.10%         14.50%          10.20%        13.10%

Average commission rate paid *                              5.3923(cent)        -              -               -


                                                                                      NATIONWIDE(R) FUND
                                                                                   Years ended October 31,

                                                             1996          1995            1994            1993           1992
NET ASSET VALUE-BEGINNING OF PERIOD                   $      17.35   $      16.12    $     16.55     $     16.31     $   15.77

Net investment income                                         0.36           0.31           0.37            0.31          0.37

Net realized gain (loss) and unrealized
appreciation (depreciation)                                   3.98           2.49           0.41            0.67          0.98
                                                      ------------------------------------------------------------------------------

Total from investment operations                              4.34           2.80           0.78            0.98          1.35

Dividends from net investment income                         (0.35)         (0.31)         (0.36)          (0.33)        (0.36)

Distributions from net realized gain from
investment transactions                                      (0.93)         (1.26)         (0.85)          (0.41)        (0.45)
                                                      ------------------------------------------------------------------------------

Total distributions                                          (1.28)         (1.57)         (1.21)          (0.74)        (0.81)
                                                      ------------------------------------------------------------------------------

Net increase (decrease) in net asset value                    3.06           1.23          (0.43)           0.24          0.54
                                                      ------------------------------------------------------------------------------

NET ASSET VALUE-END OF PERIOD                         $      20.41   $      17.35    $     16.12     $     16.55     $   16.31
                                                      ==============================================================================

Total Return (excludes sales charges)                        26.11%         19.24%          4.88%           6.16%         8.68%

Net Assets, End of Period (000)                       $    958,590   $    795,666    $   706,674     $   753,239     $ 726,012

Ratio of expenses to average net assets                       0.61%          0.63%          0.63%           0.62%         0.61%

Ratio of net investment income to average net assets          1.89%          1.95%          2.26%           1.96%         2.32%

Portfolio turnover                                           16.71%         16.50%         15.40%          25.80%        12.80%

Average commission rate paid *                              5.9393(cent)        -              -               -             -


* Represents the total amount of commissions paid in portfolio equity transactions divided by the total number of shares purchased and sold by the Fund for which commissions were charged.

See accompanying notes to financial statements.

NATIONWIDE(R) FAMILY OF FUNDS
                              FINANCIAL HIGHLIGHTS
           SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING


                                                                                   NATIONWIDE(R)  BOND FUND
                                                                                   Years ended October 31,

                                                             1996          1995            1994            1993           1992
NET ASSET VALUE-BEGINNING OF PERIOD                      $    9.50      $    8.46      $   10.07        $   9.58      $   9.46

Net investment income                                         0.61           0.63           0.60            0.74          0.76

Net realized gain (loss) and unrealized
appreciation (depreciation)                                  (0.15)          1.04          (1.56)           0.52          0.23
                                                         ---------------------------------------------------------------------------

Total from investment operations                              0.46           1.67           (.96)           1.26          0.99

Dividends from net investment income                         (0.62)         (0.63)         (0.65)          (0.77)        (0.85)

Distribution from paid in capital                                -              -              -               -         (0.02)
                                                         ---------------------------------------------------------------------------

Total distributions                                          (0.62)         (0.63)         (0.65)          (0.77)        (0.87)
                                                         ---------------------------------------------------------------------------

Net increase (decrease) in net asset value                   (0.16)          1.04          (1.61)           0.49          0.12

NET ASSET VALUE-END OF PERIOD                            $    9.34      $    9.50      $    8.46       $   10.07      $   9.58
                                                         ===========================================================================

Total Return (excludes sales charges)                         5.05%         20.41%         (9.81%)         13.61%        10.85%

Net Assets, End of Period (000)                          $ 133,253      $ 133,633      $ 124,455       $ 151,090      $  90,187

Ratio of expenses to average net assets                       0.70%          0.71%          0.71%           0.68%         0.65%

Ratio of net investment income to average net assets          6.60%          7.04%          7.11%           7.63%         8.63%

Portfolio turnover                                           38.95%         70.40%         58.00%          68.50%       100.80%



                                                                              NATIONWIDE(R) TAX-FREE INCOME  FUND
                                                                                   Years ended October 31,

                                                             1996          1995            1994            1993           1992
NET ASSET VALUE-BEGINNING OF PERIOD                      $   10.22      $       9.40   $   10.95       $    9.94      $   9.81

Net investment income                                         0.51              0.51        0.53            0.54          0.56

Net realized gain (loss) and unrealized
appreciation (depreciation)                                   0.02              0.84       (1.45)           1.10          0.13
                                                         ---------------------------------------------------------------------------

Total from investment operations                              0.53              1.35       (0.92)           1.64          0.69

Dividends from net investment income                         (0.51)            (0.53)      (0.51)          (0.54)        (0.56)

Distributions from net realized gain from
investment transactions                                          -                 -       (0.12)          (0.09)            -
                      -
                                                         ---------------------------------------------------------------------------

Total distributions                                          (0.51)            (0.53)      (0.63)          (0.63)        (0.56)
                                                         ---------------------------------------------------------------------------

Net increase (decrease) in net asset value                    0.02              0.82       (1.55)           1.01          0.13
                                                         ---------------------------------------------------------------------------

NET ASSET VALUE-END OF PERIOD                            $   10.24      $      10.22   $    9.40       $   10.95      $   9.94
                                                         ===========================================================================

Total Return                                                  5.31%            14.66%      (8.74%)         16.97%         7.18%

Net Assets, End of Period (000)                          $ 264,642      $    262,484   $ 241,097       $ 253,042      $170,650

Ratio of expenses to average net assets                       0.96%             0.98%       0.99%           0.98%         0.98%

Ratio of expenses to average net assets *                     1.11%             1.13%       1.14%           1.13%         1.13%

Ratio of net investment income to average net assets          4.98%             5.20%       5.02%           5.07%         5.62%

Ratio of net investment income to average net assets *        4.83%             5.05%       4.87%           4.92%         5.47%

Portfolio turnover                                           24.15%            31.70%      59.20%          28.40%        69.80%


* Ratio calculated as if no expenses were waived.

See accompanying notes to financial statements.

NATIONWIDE(R) FAMILY OF FUNDS
                              FINANCIAL HIGHLIGHTS
           SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING


                                                                             NATIONWIDE(R) U.S. GOV'T INCOME FUND
                                                                                    Years ended October 31,
                                                                                                                 Period from 2/10/92
                                                                                                                    (commencement
                                                                                                                    of operations)
                                                              1996           1995           1994           1993      to 10/31/92

NET ASSET VALUE-BEGINNING OF PERIOD                      $   10.12      $    9.22      $   10.26       $   9.97       $  10.00

Net investment income                                         0.59           0.59           0.54           0.53           0.46

Net realized gain (loss) and unrealized
appreciation (depreciation)                                  (0.08)          0.89          (0.96)          0.45          (0.03)
                                                      ------------------------------------------------------------------------------

Total from investment operations                              0.51           1.48          (0.42)          0.98           0.43

Dividends from net investment income                         (0.58)         (0.58)         (0.55)         (0.53)         (0.46)

In excess of net investment income                           (0.01)            --             --             --             --

Distributions from net realized gain from
investment transactions                                         --             --          (0.07)         (0.16)            --
                                                      ------------------------------------------------------------------------------

Total distributions                                          (0.59)         (0.58)         (0.62)         (0.69)         (0.46)
                                                      ------------------------------------------------------------------------------

Net increase (decrease) in net asset value                   (0.08)          0.90          (1.04)          0.29          (0.03)
                                                      ------------------------------------------------------------------------------

NET ASSET VALUE-END OF PERIOD                            $   10.04      $   10.12      $    9.22       $  10.26       $   9.97
                                                      ==============================================================================

Total Return                                                  5.28%         16.47%         (4.20%)        10.15%          7.26%*

Net Assets, End of Period (000)                          $  39,497      $  39,777      $  37,749       $ 38,452       $ 18,211

Ratio of expenses to average net assets                       1.06%          1.08%          1.09%          1.10%          1.00%*

Ratio of expenses to average net assets **                    1.21%          1.23%          1.24%          1.25%          1.17%*

Ratio of net investment income to average net assets          5.86%          5.92%          5.62%          5.12%          6.38%*

Ratio of net investment income to average net assets **       5.71%          5.77%          5.47%          4.97%          6.21%*

Portfolio turnover                                            9.30%         25.40%         67.50%         99.00%        157.40%



                                                                                NATIONWIDE(R) MONEY MARKET FUND
                                                                                   Years ended October 31,

                                                             1996          1995            1994            1993           1992

NET ASSET VALUE-BEGINNING OF PERIOD                      $    1.00      $    1.00      $    1.00       $    1.00      $   1.00

Net investment income                                         0.05           0.05           0.03            0.03          0.03

Dividends from net investment income                         (0.05)         (0.05)         (0.03)          (0.03)        (0.03)
                                                      ------------------------------------------------------------------------------

Net increase (decrease) in net asset value                    -              -              -               -             -
                                                      ------------------------------------------------------------------------------

NET ASSET VALUE-END OF PERIOD                            $    1.00      $    1.00      $    1.00       $    1.00 $        1.00
                                                      ==============================================================================

Total Return                                                  5.05%          5.46%          3.34%           2.60%         3.53%

Net Assets, End of Period (000)                          $ 729,500      $ 604,711      $ 491,737       $ 418,615      $488,998

Ratio of expenses to average net assets                       0.60%          0.62%          0.65%           0.70%         0.71%

Ratio of expenses to average net assets **                    0.65%          0.67%          0.70%           0.73%         0.71%

Ratio of net investment income to average net assets          4.93%          5.34%          3.33%           2.57%         3.50%

Ratio of net investment income to average net assets **       4.88%          5.29%          3.28%           2.54%         3.50%


*  Total Return and ratios are annualized for periods of less than one year.

** Ratios calculated as if no expenses were waived.

See accompanying notes to financial statements.

NATIONWIDE(R) FAMILY OF FUNDS
                         NOTES TO FINANICAL STATEMENTS
                                                                OCTOBER 31, 1996



1.  Summary of Significant Accounting Policies

Nationwide Investing Foundation (NIF) and Nationwide Investing Foundation II (NIF-II) are diversified, open-end investment companies. NIF was created under the laws of Michigan by an Indenture of Trust, dated May 5, 1933. NIF-II was created under the laws of Massachusetts as a Massachusetts Business Trust on October 5, 1985. The Trusts, which are registered under the Investment Company Act of 1940, as amended, offer shares in six separate mutual funds.

     (a) Security Valuation
     ----------------------

     (1)  Growth, Fund, Bond, Tax-Free Income, and U.S. Government Income
          Funds:
          Securities traded on a national securities exchange are valued at closing prices. Listed securities for which no sale was reported on the valuation date are valued at quoted bid prices or fair market procedures authorized by the Boards of Trustees.

     (2)  Money Market Fund:
          Securities are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 of the Investment Company Act of 1940 as amended.

          The value of a repurchase agreement generally equals the purchase price paid by the Fund (cost) plus the interest accrued to date. The seller, under the repurchase agreement, is required to maintain the market value of the underlying collateral at not less than the value of the repurchase agreement. Securities subject to repurchase agreements are held by the Federal Reserve/Treasury book-entry system or by the Fund's custodian or an approved sub-custodian.

   (b) Security Transactions and Investment Income
   -----------------------------------------------

      Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date; interest income is recorded on an accrual basis and includes, where applicable, the pro rata amortization of premium or discount.

   (c) Federal Income Taxes
   ------------------------

      NIF and NIF-II qualify as regulated investment companies under the Internal Revenue Code during the periods covered by the accompanying statements. No provision has been made for federal income taxes as it is the intention to continue such qualification and to distribute all taxable income to shareholders. To the extent net realized gains are offset through the application of a capital loss carryover, they will not be distributed to shareholders but will be retained by the Trusts.

      As of October 31, 1996, the Nationwide Bond, Tax-Free Income, and U.S. Government Income Funds had net capital loss carry forwards in the amounts of $9,525,283, $3,251,345, and $401,674, respectively. The Bond
      Fund carry forwards will expire within 5 to 8 years, the Tax-Free Income Fund carry forwards will expire within 7 years, and the U.S. Government Income Fund carry forwards will expire within 6 years.

   (d) Dividends to Shareholders
   -----------------------------

     (1)  Growth and Nationwide Funds:
          Dividends are paid quarterly and are recorded on the ex-dividend date.

     (2)  Bond, Tax-Free Income, U.S. Government Income, and Money Market Funds:
          Dividends are declared daily and paid monthly from the sum of the net investment income

     Distributable net realized capital gains are declared and distributed at least annually for all funds.

     Dividends and distributions to shareholders are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are considered either permanent or temporary in nature. In accordance with AICPA Statement of Position 93-2, permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. Dividends and distributions that exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income and net realized gains. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as distributions of paid-in-capital. These reclassifications have no effect upon the net asset value of the respective funds.

   (e) Expenses
   ------------

      Direct expenses of a fund are allocated to that fund. General expenses of the Trusts are allocated to the funds based upon each fund's relative average net assets.

   (f) Use of Estimates
   --------------------

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

2.  TRANSACTIONS WITH AFFILIATES

   (a) Growth, Fund, Bond, and Money Market Funds
   ----------------------------------------------

      As investment manager for the NIF Funds, Nationwide Advisory Services, Inc. (NAS), (formerly Nationwide Financial Services, Inc.), an affiliated company, earns an annual fee of

NATIONWIDE(R) FAMILY OF FUNDS
                         NOTES TO FINANICAL STATEMENTS
                                                                OCTOBER 31, 1996


     .5% based on the average daily net assets; this fee would not be payable in full if the effect of such payment would increase total expense (excluding taxes other than payroll taxes and brokerage commissions on portfolio transactions) to an amount exceeding 1% of average daily net assets for any fiscal year. Such limitations on total expenses did not affect management fees during the periods covered by the financial statements.

     The investment manager voluntarily waived annual fees totaling .05% of average daily net assets in the Money Market Fund for the year ended October 31, 1996, or $328,076 representing $.0005 per average share outstanding.

     NAS also receives fees for services as principal underwriter. Such fees are deducted from and are not included in proceeds from sales of capital shares. From such fees, NAS pays sales commissions, salaries, and other expenses. Such fees aggregated $1,029,727 on Growth Fund shares, $1,089,371 on Fund Shares, and $202,206 on Bond Fund shares for the year ended October 31, 1996.

     (b) Tax-Free Income, and U.S. Government Income Funds
     -----------------------------------------------------

     As investment manager for each NIF-II Fund, NAS earns an annual fee based on average daily net assets of each Fund at the rate of .65% on the first $250 million, .60% on the next $250 million, .55% on the next $250 million, and .50% on the average daily net assets in excess of $750 million. Total annual expenses will not exceed the limits prescribed by any state in which the Fund shares are offered for sale. Such limitation did not affect the management fees for the year ended October 31, 1996.

     NAS may also receive fees on the NIF-II Funds for distribution pursuant to a Rule 12b-1 Distribution Plan approved by the Board of Trustees. These fees are based on average daily net assets of each Fund at an annual rate of .35%. During the year ended October 31, 1996, each Fund paid distribution fees at the annual rate of .20% of average daily net assets, with the distributor voluntarily waiving the remaining .15%. During the year ended October 31, 1996, NAS waived $394,860 and $58,881 for both the Tax-Free Income and U.S. Government Income Funds, representing $.015 per average share outstanding for each fund.

     NAS also receives fees for services as principal underwriter. Such fees are contingent deferred sales charges for the NIF-II Funds ranging from 5% to 1% imposed on redemptions which cause the current value of an account to fall below the total purchase payments made during the past five years. Contingent deferred sales charges aggregated $169,310 on the Tax-Free Income Fund shares and $58,918 on the U.S. Government Income Fund shares for the year ended October 31, 1996.

A subsidiary of NAS (Nationwide Investors Services, Inc.) acts as Transfer and Dividend Disbursing Agent for the Funds.

3. BANK LOANS

Both NIF and NIF II Trusts have unsecured bank lines of credit of $25,000,000 each. Borrowings under these arrangements bear interest at the Federal Funds rate plus .50%. These interest costs are included in custodian fees in the Statements of Operations. No compensating balances are required. The Tax-Free Income Fund had an outstanding balance on these lines at October 31, 1996, of $502,400.

4.  INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding U.S. Government and short-term securities), and purchases and sales of U.S. Government Obligations for the year ended October 31, 1996, are summarized as follows:

                                                            U.S. GOVERNMENT
                                  SECURITIES                  OBLIGATIONS
                          PURCHASES        SALES        PURCHASES       SALES

  Growth............    $189,946,018   $149,806,703   $140,798,139  $177,258,794
  Fund..............     152,063,007    162,300,308             --            --
  Bond..............      45,363,936     44,199,913      5,484,075     5,655,312
  Tax-Free Income...      64,427,275     63,072,201             --            --
  U.S. Gov't Income        2,349,359        549,166      2,548,984     2,993,516
  Money Market......              --             --     31,107,476    42,347,000

Realized gains and losses have been computed on the first-in, first-out basis. Included in net unrealized appreciation (depreciation) at October 31, 1996, are the following components:

                             GROSS          GROSS
                           UNREALIZED     UNREALIZED   NET UNREALIZED
                             GAINS          LOSSES      APPRECIATION
  Growth................ $174,291,915   $(15,602,630)   $158,689,285
  Fund  ................  387,579,796    (13,951,690)    373,628,106
  Bond..................    3,405,725       (733,895)      2,671,830
  Tax-Free Income.......   11,242,731       (557,999)     10,684,732
  U.S. Gov't Income.....      773,537       (253,067)        520,470

5. FEDERAL INCOME TAX INFORMATION (UNAUDITED)

For corporate shareholders, 89.3% of the Growth Fund and 97.5% of the Fund income dividends and short-term capital gain distributions in the fiscal year ended October 31, 1996, qualify for the corporate dividend received deduction.

All of the distributions paid by the Tax-Free Income Fund during the fiscal year are exempt from federal income tax.

                          INDEPENDENT AUDITORS' REPORT




The Shareholders and Board of Trustees
         The Nationwide Investing Foundation
         The Nationwide Investing Foundation II:

We have audited the accompanying statements of assets and liabilities, including the statements of investments, of The Nationwide Investing Foundation--Nationwide Growth Fund, Nationwide Fund, Nationwide Bond Fund, Nationwide Money Market Fund, and of The Nationwide Investing Foundation II--Nationwide Tax-Free Income Fund and Nationwide U.S. Government Income Fund, as of October 31, 1996, and the related statements of operations, statements of changes in net assets and the financial highlights for each of the periods indicated herein. These financial statements and the financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification of securities owned as of October 31, 1996, by confirmation with the custodian and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned funds comprising The Nationwide Investing Foundation and The Nationwide Investing Foundation II as of October 31, 1996, the results of their operations, the changes in their net assets and the financial highlights for each of the periods indicated herein, in conformity with generally accepted accounting principles.



                                                           KPMG Peat Marwick LLP


Columbus, Ohio
December 13, 1996

                         NATIONWIDE(R) FAMILY OF FUNDS



TRUSTEES                                          OFFICERS
D. RICHARD MCFERSON - Nationwide Investing        JAMES F. LAIRD, JR. - Treasurer
   Foundation (NIF) & Nationwide Investing        RAE I. MERCER - Secretary
   Foundation II (NIF II)                         CRAIG A. ALVEY - Assistant Treasurer
Chairman                                          CRAIG A. CARVER - Assistant Treasurer
Columbus, Ohio                                    WILLIAM G. GOSLEE - Assistant Treasurer
                                                  PETER NECKERMANN - Assistant Treasurer
DR. JOHN C. BRYANT - NIF & NIF II                 HARRY A. SCHERMER - Assistant Treasurer
Wilmington, Ohio

DR. C. BRENT DEVORE - NIF                         TRANSFER AGENT
Westerville, Ohio                                 Nationwide Investors Services, Inc.
                                                  Box 1492
SUE A. DOODY - NIF                                Columbus, Ohio  43216-1492
Columbus, Ohio
                                                  CUSTODIAN
ROBERT M. DUNCAN - NIF & NIF II                   The Fifth Third Bank
Columbus, Ohio                                    38 Fountain Square Plaza
                                                  Cincinnati, Ohio 45263-0001
CHARLES L. FUELLGRAF, JR. - NIF
Butler, Pennsylvania                              LEGAL COUNSEL
                                                  Druen, Rath & Dietrich
DR. THOMAS J. KERR, IV - NIF & NIF II             One Nationwide Plaza
Westerville, Ohio                                 Columbus, Ohio  43215-2220

DOUGLAS F. KRIDLER - NIF                          AUDITORS
Columbus, Ohio                                    KPMG Peat Marwick LLP
                                                  Two Nationwide Plaza
NANCY C. THOMAS - NIF                             Columbus, Ohio  43215-2537
Louisville, Ohio
                                                  DISTRIBUTOR
HAROLD W. WEIHL - NIF                             Nationwide Advisory Services, Inc.
Bowling Green, Ohio                               Three Nationwide Plaza
                                                  Columbus, Ohio  43215-2220
DAVID C. WETMORE - NIF
Herndon, Virginia


        NATIONWIDE
[LOGO]  ADVISORY
        SERVICES, INC.

NATIONWIDE(R) FAMILY OF FUNDS

     TOLL-FREE TELEPHONE ASSISTANCE
     General account service and exchanges:
     1-800-848-0920

     24-HOUR PRERECORDED INFORMATION
     1-800-848-0920

[SEAL]

NATIONWIDE FAMILY OF FUNDS                                  BULK RATE
THREE NATIONWIDE PLAZA                                      U.S. POSTAGE
COLUMBUS OHIO 43215-2220                                    PAID
                                                            CLEVELAND, OHIO
                                                            PERMIT NO. 1702

OCTOBER 1996
ANNUAL REPORT






HS-402-K (97)